                          SUPPLEMENT DATED MAY 1, 2002
                         TO PROSPECTUS DATED MAY 1, 1994

                             WRL FREEDOM SP PLUS (R)
                                 ISSUED THROUGH
                             WRL SERIES LIFE ACCOUNT
                                       BY
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGE 7, FIFTH PARAGRAPH OF THE PROSPECTUS UNDER THE HEADING "11. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?"

                Portfolio                                      Rate
                ---------                                      ----
                Conservative Asset Allocation                  0.10%
                Moderate Asset Allocation                      0.10%
                Moderately Aggressive Asset Allocation         0.10%
                Aggressive Asset Allocation                    0.10%
                Transamerica Convertible Securities            0.80%
                PIMCO Total Return                             0.70%
                Transamerica Equity                            0.75%
                Transamerica Growth Opportunities              0.85%

      As of April 26, 2002, the C.A.S.E. Growth portfolio merged into the Great Companies - America(SM) portfolio and the AEGON Balanced portfolio merged into the Transamerica Value Balanced portfolio.

      Effective May 1, 2002, the Pilgrim Baxter Mid Cap Growth portfolio changed its name to PBHG Mid Cap Growth, the GE International Equity portfolio changed its name to American Century International and will be sub-advised by American Century Investment, Inc.

      Also effective May 1, 2002, the NWQ Value Equity changed its name to PBHG/NWQ Value Select and will be co-sub-advised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.; Dean Asset Allocation portfolio changed its name to Transamerica Value Balanced and will be sub-advised by Transamerica Investment Management, LLC; J.P. Morgan Real Estate Securities portfolio changed its name to Clarion Real Estate Securities and will be sub-advised by Clarion CRA Securities, LP; and J.P. Morgan Money Market changed its name to Transamerica Money Market and will be sub-advised by Transamerica Investment Management, LLC.

      Effective May 1, 2002, you may direct the money in your Policy into eight new subaccounts of the WRL Series Life Account. The subaccounts invest exclusively in a corresponding portfolio of the Series Fund. The investment objectives of the new portfolios are summarized below. There is no assurance that these portfolios will achieve their stated objective. More detailed information, including a description of risks, can be found in the Series Fund and Fidelity VIP Funds prospectuses, which accompany this Supplement, and should be read carefully.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 9, UNDER THE SECTION ENTITLED "DEATH BENEFIT, CASH VALUE AND NET SURRENDER VALUE ILLUSTRATIONS" IN THE PROSPECTUS:

      The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon. In addition, current hypothetical illustrations for the new portfolios are not included in Appendix A.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 8 OF THE PROSPECTUS BEFORE THE SECTION ENTITLED "INVESTMENT EXPERIENCE INFORMATION" AND REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE EXISTING PORTFOLIOS INCURRED DURING 2001 (EXCEPT AS NOTED IN THE FOOTNOTES), AND THE ESTIMATED ANNUAL EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW PORTFOLIOS:

ANNUAL PORTFOLIO OPERATING EXPENSES (1)

(As a percentage of average portfolio assets)



                                                                                         GROSS
                                                     OTHER EXPENSES                      TOTAL       FEES AND
                                                   (AFTER FEE WAIVER                   PORTFOLIO     EXPENSES        NET TOTAL
                                     MANAGEMENT       AND EXPENSE       RULE 12B-1      ANNUAL       WAIVED OR       PORTFOLIO
         PORTFOLIO                      FEES         REIMBURSEMENT)         FEE        EXPENSES     REIMBURSED    ANNUAL EXPENSES
         ---------                      ----         --------------         ---        --------     ----------    ---------------
AEGON/TRANSAMERICA SERIES
 FUND, INC.(2)(8)
Munder Net50                            0.90%             0.10%             N/A          1.72%         0.72%           1.00%
Van Kampen Emerging Growth              0.80%             0.12%             N/A          0.92%          N/A            0.92%
T. Rowe Price Small Cap                 0.75%             0.25%             N/A          1.05%         0.05%           1.00%
PBHG Mid Cap Growth                     0.87%             0.13%             N/A          1.08%         0.08%           1.00%
Alger Aggressive Growth                 0.80%             0.17%             N/A          0.97%          N/A            0.97%
Third Avenue Value                      0.80%             0.12%             N/A          0.92%          N/A            0.92%
Value Line Aggressive Growth            0.80%             0.20%             N/A          1.56%         0.56%           1.00%
American Century International          1.00%             0.50%             N/A          1.63%         0.13%           1.50%
Janus Global                            0.80%             0.15%             N/A          0.95%          N/A            0.95%
Gabelli Global Growth                   1.00%             0.20%             N/A          1.28%         0.08%           1.20%
Great Companies - Global(2)(6)          0.80%             0.20%             N/A          1.59%         0.59%           1.00%
Great Companies - Technology(sm)        0.80%             0.19%             N/A          0.99%          N/A            0.99%
Janus Growth                            0.80%             0.09%             N/A          0.89%          N/A            0.89%
LKCM Capital Growth                     0.80%             0.20%             N/A          3.18%         2.18%           1.00%
Goldman Sachs Growth                    0.90%             0.10%             N/A          1.21%         0.21%           1.00%
GE U.S. Equity                          0.80%             0.14%             N/A          0.94%          N/A            0.94%
Great Companies - America(sm)(7)        0.80%             0.09%             N/A          0.89%          N/A            0.89%
Salomon All Cap                         0.85%             0.15%             N/A          1.00%          N/A            1.00%
Dreyfus Mid Cap                         0.85%             0.15%             N/A          1.34%         0.34%           1.00%
PBHG/NWQ Value Select                   0.80%             0.14%             N/A          0.94%          N/A            0.94%
T. Rowe Price Dividend Growth           0.90%             0.10%             N/A          1.18%         0.18%           1.00%
Transamerica Value Balanced(8)          0.75%             0.11%             N/A          0.86%          N/A            0.86%
LKCM Strategic Total Return             0.80%             0.09%             N/A          0.89%          N/A            0.89%
Clarion Real Estate Securities          0.80%             0.20%             N/A          1.13%         0.13%           1.00%
Federated Growth & Income               0.75%             0.11%             N/A          0.86%          N/A            0.86%
Janus Balanced(3)                       0.90%             0.50%             N/A          1.40%          N/A            1.40%
AEGON Bond                              0.45%             0.10%             N/A          0.55%          N/A            0.55%
Transamerica Money Market(9)            0.35%             0.04%             N/A          0.39%          N/A            0.39%
Conservative Asset
 Allocation(3)(6)                       0.10%             1.26%             N/A          1.36%          N/A            1.36%
Moderate Asset Allocation(3)(6)         0.10%             1.25%             N/A          1.35%          N/A            1.35%
Moderately Aggressive Asset
 Allocation(3)(6)                       0.10%             1.23%             N/A          1.33%          N/A            1.33%
Aggressive Asset
 Allocation(3)(6)                       0.10%             1.22%             N/A          1.32%          N/A            1.32%
Transamerica Convertible
 Securities(3)                          0.80%             0.50%             N/A          1.30%          N/A            1.30%
PIMCO Total Return(3)                   0.70%             0.50%             N/A          1.20%          N/A            1.20%
Transamerica Equity                     0.75%             0.10%             N/A          0.91%         0.06%           0.85%
Transamerica Growth
 Opportunities                          0.85%             0.35%             N/A          5.89%         4.69%           1.20%
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND (VIP) - SERVICE
 CLASS 2(5)
VIP Equity-Income Portfolio             0.48%             0.11%            0.25%(4)      0.84%          N/A            0.84%
VIP Contrafund(R) Portfolio             0.58%             0.11%            0.25%(4)      0.94%          N/A            0.94%
VIP Growth Opportunities
 Portfolio                              0.58%             0.12%            0.25%(4)      0.95%          N/A            0.95%


----------

(1) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

(2) Effective January 1, 1997, the Series Fund's Board authorized the Series Fund to charge each portfolio of the Series Fund an annual 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2003. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more detail.

(3) Because this portfolio did not commence operations until May 1, 2002, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(4) The 12b-1 fee deducted for the Fidelity Variable Insurance Products Fund - Service Class 2 (Fidelity VIP Funds) covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Polices will be remitted to AFSG, the principal underwriter for the Policies.

(5) Total Portfolio Annual Expenses for Service Class 2 shares were lower than as shown in the Fee Table because a portion of the brokerage commission that the Fidelity VIP Funds paid was used to reduce each Fund's expenses, and/or reduce a portion of each Fund's custodian expenses. See the Fidelity VIP Funds' prospectuses. Actual expenses were: VIP Equity-Income Portfolio - 0.83%; VIP Contrafund(R) Portfolio - 0.90%; and VIP Growth Opportunities Portfolio - 0.93%.

(6) This portfolio is a "fund of funds" that invests in other Series Fund portfolios. The Series Fund prospectus provides specific information on the fees and expenses of this portfolio. This portfolio has its own set of operating expenses, as does each of the underlying Series Fund portfolios in which it invests. The range of the average weighted expense ratio, including such indirect expenses of the underlying Series Fund portfolios, is expected to be 0.64% to 1.75% for the Moderate Asset Allocation, Moderately Aggressive Asset Allocation and the Aggressive Asset Allocation portfolios. The range for the Conservative Asset Allocation portfolio is expected to be 0.64% to 1.65%. A range is provided since the allocation of assets to various underlying Series Fund portfolios will fluctuate. Over time, the cost of investment in an asset allocation "fund of funds" portfolio will increase the cost of your investment and may cost you more than investing in a Series Fund portfolio without asset allocation.

(7) As of April 26, 2002, the C.A.S.E. Growth portfolio merged into Great Companies - America sm portfolio.

(8) As of April 26, 2002, the AEGON Balanced portfolio merged into Transamerica Value Balanced portfolio. Effective August 27, 2001, the management fee was reduced to 0.75%.

(9)   Effective May 1, 2002, the management fee was reduced to 0.35%

      The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios of the funds for the fiscal year ended December 31, 2001 (except as noted in the footnotes). Expenses of the funds may be higher or lower in the future. For more information on the charges described in this table, see the fund prospectuses, which accompany this Supplement.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGES 22-23 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND, INC.":

      Effective May 1, 2002, you may direct the money in your Policy into eight new subaccounts of the WRL Series Life Account. The subaccounts invest exclusively in a corresponding portfolio of the Series Fund. There is no assurance that the portfolios will achieve their stated objective. More detailed information, including a description of risks, can be found in the Series Fund and Fidelity VIP Funds prospectuses, which accompany this Supplement, and should be read carefully.

      PORTFOLIO                   SUB-ADVISER                  INVESTMENT OBJECTIVE
      ---------                   -----------                  --------------------
      CONSERVATIVE ASSET          AEGON/Transamerica           Seeks current income and preservation
      ALLOCATION                  Fund Advisers, Inc.          of capital.

      MODERATE ASSET              AEGON/Transamerica           Seeks capital appreciation.
      ALLOCATION                  Fund Advisers, Inc.

      MODERATELY AGGRESSIVE       AEGON/Transamerica           Seeks capital appreciation.
      ASSET  ALLOCATION           Fund Advisers, Inc.

      AGGRESSIVE ASSET            AEGON/Transamerica           Seeks capital appreciation and current
      ALLOCATION                  Fund Advisers, Inc.          income.

      TRANSAMERICA                Transamerica Investment      Seeks maximum total return through a
      CONVERTIBLE SECURITIES      Management, LLC              combination of current income and
                                                               capital appreciation.

      PIMCO TOTAL                 Pacific Investment           Seeks maximum total return consistent
      RETURN                      Management Company, LLC      with preservation of capital and prudent
                                                               Investment management.

      TRANSAMERICA                Transamerica Investment      Seeks to maximize long-term growth.
      EQUITY                      Management, LLC

      TRANSAMERICA GROWTH         Transamerica Investment      Seeks to maximize long-term growth.
      OPPORTUNITIES               Management, LLC


THE FOLLOWING PARAGRAPHS ARE ADDED TO THE END OF THE SECTION ON PAGE 28 OF THE PROSPECTUS UNDER THE HEADING "ALLOCATION OF PREMIUMS AND CASH VALUE - TRANSFERS."

      Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

      This Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

      THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.

      We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

      Online transactions may not always be possible. Telephone and computer systems whether yours, your Internet service provider's, your agent's, or WRL's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "CHARGES AGAINST THE SERIES ACCOUNT - INVESTMENT ADVISORY FEE."

      The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.39% to 1.50%. See the Portfolio Annual Expense Table in this Supplement, and the fund prospectuses.

THE FOLLOWING ARE NEW SUB-SECTIONS TO BE ADDED TO PAGE 46 OF THE PROSPECTUS UNDER THE HEADING "FEDERAL TAX MATTERS":

      Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

THE FOLLOWING REPLACES THE ENTIRE SECTION UNDER THE HEADING "EXPERTS" ON PAGE 51 OF THE PROSPECTUS:

      The financial statements of WRL Series Life Account at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Supplement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

      The statutory-basis financial statements and schedules of Western Reserve at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, appearing in this Supplement have been audited by Ernst & Young LLP, independent auditors as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.



For additional information, you may contact us at 1-800-851-9777, extension 6539 from 8:00a.m. - 7:00p.m. Eastern Time or visit our website at:
www.westernreserve.com. More information about AFSG, the principal underwriter for the Policies, is available at http:/www.nasdr.com or by calling 1-800-289-9999.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Policy Owners
  of the WRL Series Life Account
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2001, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                    /s/ ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2002

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                                           WRL
                                                    WRL           WRL           WRL          WRL           LKCM
                                                J.P. MORGAN      AEGON         JANUS        JANUS       STRATEGIC
                                                MONEY MARKET      BOND        GROWTH        GLOBAL     TOTAL RETURN
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................       82,155         3,797         21,422      17,130         6,605
                                                  ========      ========    ===========   =========      ========
    Cost.....................................     $ 82,155      $ 43,884    $ 1,041,848   $ 423,082      $ 98,671
                                                  ========      ========    ===========   =========      ========
  Investment, at net asset value.............     $ 82,155      $ 45,408    $   699,423   $ 313,827      $ 95,309
  Dividend receivable........................           13             0              0           0             0
  Transfers receivable from depositor........          249             0            240          85            22
                                                  --------      --------    -----------   ---------      --------
    Total assets.............................       82,417        45,408        699,663     313,912        95,331
                                                  --------      --------    -----------   ---------      --------
LIABILITIES:
  Accrued expenses...........................            0             0              0           0             0
  Transfers payable to depositor.............            0           699              0           0             0
                                                  --------      --------    -----------   ---------      --------
    Total liabilities........................            0           699              0           0             0
                                                  --------      --------    -----------   ---------      --------
    Net assets...............................     $ 82,417      $ 44,709    $   699,663   $ 313,912      $ 95,331
                                                  ========      ========    ===========   =========      ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................     $ 82,417      $ 44,709    $   699,663   $ 313,912      $ 95,331
  Depositor's equity.........................            0             0              0           0             0
                                                  --------      --------    -----------   ---------      --------
    Net assets applicable to units
      outstanding............................     $ 82,417      $ 44,709    $   699,663   $ 313,912      $ 95,331
                                                  ========      ========    ===========   =========      ========
  Policy owners' units.......................        4,349         1,725          9,583      12,912         4,517
  Depositor's units..........................            0             0              0           0             0
                                                  --------      --------    -----------   ---------      --------
    Units outstanding........................        4,349         1,725          9,583      12,912         4,517
                                                  ========      ========    ===========   =========      ========
    Accumulation unit value..................     $  18.95      $  25.91    $     73.01   $   24.31      $  21.10
                                                  ========      ========    ===========   =========      ========

See accompanying notes.
                                        7

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                   WRL
                                                   VAN          WRL                       WRL           WRL
                                                  KAMPEN       ALGER         WRL       FEDERATED    TRANSAMERICA
                                                 EMERGING    AGGRESSIVE     AEGON       GROWTH &       VALUE
                                                  GROWTH       GROWTH      BALANCED      INCOME       BALANCED
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................      19,892       15,214        1,733        3,770         3,152
                                                =========    =========     ========     ========      ========
    Cost.....................................   $ 635,383    $ 328,586     $ 21,763     $ 50,591      $ 42,809
                                                =========    =========     ========     ========      ========
  Investment, at net asset value.............   $ 386,700    $ 248,600     $ 22,030     $ 57,600      $ 41,892
  Dividend receivable........................           0            0            0            0             0
  Transfers receivable from depositor........         203          152           31          231            42
                                                ---------    ---------     --------     --------      --------
    Total assets.............................     386,903      248,752       22,061       57,831        41,934
                                                ---------    ---------     --------     --------      --------
LIABILITIES:
  Accrued expenses...........................           0            0            0            0             0
  Transfers payable to depositor.............           0            0            0            0             0
                                                ---------    ---------     --------     --------      --------
    Total liabilities........................           0            0            0            0             0
                                                ---------    ---------     --------     --------      --------
    Net assets...............................   $ 386,903    $ 248,752     $ 22,061     $ 57,831      $ 41,934
                                                =========    =========     ========     ========      ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................   $ 386,903    $ 248,752     $ 22,061     $ 57,831      $ 41,934
  Depositor's equity.........................           0            0            0            0             0
                                                ---------    ---------     --------     --------      --------
    Net assets applicable to units
      outstanding............................   $ 386,903    $ 248,752     $ 22,061     $ 57,831      $ 41,934
                                                =========    =========     ========     ========      ========
  Policy owners' units.......................      10,305        9,881        1,426        2,531         2,270
  Depositor's units..........................           0            0            0            0             0
                                                ---------    ---------     --------     --------      --------
    Units outstanding........................      10,305        9,881        1,426        2,531         2,270
                                                =========    =========     ========     ========      ========
    Accumulation unit value..................   $   37.54    $   25.17     $  15.47     $  22.85      $  18.47
                                                =========    =========     ========     ========      ========

See accompanying notes.
                                         8

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                                             WRL
                                                   WRL           WRL             WRL            WRL         THIRD
                                                 C.A.S.E.        NWQ        INTERNATIONAL       GE          AVENUE
                                                  GROWTH     VALUE EQUITY      EQUITY       U.S. EQUITY     VALUE
                                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................       2,780         2,333          1,045          2,292         2,361
                                                 ========      ========       ========       ========      ========
    Cost.....................................    $ 34,310      $ 32,071       $ 11,685       $ 34,389      $ 32,340
                                                 ========      ========       ========       ========      ========
  Investment, at net asset value.............    $ 17,845      $ 32,877       $  7,992       $ 30,992      $ 34,281
  Dividend receivable........................           0             0              0              0             0
  Transfers receivable from depositor........           2            13            191             28            64
                                                 --------      --------       --------       --------      --------
    Total assets.............................      17,847        32,890          8,183         31,020        34,345
                                                 --------      --------       --------       --------      --------
LIABILITIES:
  Accrued expenses...........................           0             0              0              0             0
  Transfers payable to depositor.............           0             0              0              0             0
                                                 --------      --------       --------       --------      --------
    Total liabilities........................           0             0              0              0             0
                                                 --------      --------       --------       --------      --------
    Net assets...............................    $ 17,847      $ 32,890       $  8,183       $ 31,020      $ 34,345
                                                 ========      ========       ========       ========      ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................    $ 17,847      $ 32,890       $  8,183       $ 31,020      $ 34,345
  Depositor's equity.........................           0             0              0              0             0
                                                 --------      --------       --------       --------      --------
    Net assets applicable to units
      outstanding............................    $ 17,847      $ 32,890       $  8,183       $ 31,020      $ 34,345
                                                 ========      ========       ========       ========      ========
  Policy owners' units.......................       1,963         2,103            868          1,942         2,296
  Depositor's units..........................           0             0              0              0             0
                                                 --------      --------       --------       --------      --------
    Units outstanding........................       1,963         2,103            868          1,942         2,296
                                                 ========      ========       ========       ========      ========
    Accumulation unit value..................    $   9.09      $  15.64       $   9.43       $  15.97      $  14.96
                                                 ========      ========       ========       ========      ========

See accompanying notes.
                                          9

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                    WRL          WRL                          WRL            WRL
                                                J.P. MORGAN    GOLDMAN        WRL           T. ROWE        T. ROWE
                                                REAL ESTATE     SACHS        MUNDER          PRICE          PRICE
                                                SECURITIES      GROWTH       NET50      DIVIDEND GROWTH   SMALL CAP
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................         702          411          346             353            620
                                                  =======      =======      =======         =======        =======
    Cost.....................................     $ 7,588      $ 3,744      $ 3,354         $ 3,370        $ 6,760
                                                  =======      =======      =======         =======        =======
  Investment, at net asset value.............     $ 7,865      $ 3,737      $ 2,792         $ 3,416        $ 6,803
  Dividend receivable........................           0            0            0               0              0
  Transfers receivable from depositor........          34           13           12               3             29
                                                  -------      -------      -------         -------        -------
    Total assets.............................       7,899        3,750        2,804           3,419          6,832
                                                  -------      -------      -------         -------        -------
LIABILITIES:
  Accrued expenses...........................           0            0            0               0              0
  Transfers payable to depositor.............           0            0            0               0              0
                                                  -------      -------      -------         -------        -------
    Total liabilities........................           0            0            0               0              0
                                                  -------      -------      -------         -------        -------
    Net assets...............................     $ 7,899      $ 3,750      $ 2,804         $ 3,419        $ 6,832
                                                  =======      =======      =======         =======        =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................     $ 7,899      $ 3,750      $ 2,804         $ 3,419        $ 6,832
  Depositor's equity.........................           0            0            0               0              0
                                                  -------      -------      -------         -------        -------
    Net assets applicable to units
      outstanding............................     $ 7,899      $ 3,750      $ 2,804         $ 3,419        $ 6,832
                                                  =======      =======      =======         =======        =======
  Policy owners' units.......................         693          428          351             361            684
  Depositor's units..........................           0            0            0               0              0
                                                  -------      -------      -------         -------        -------
    Units outstanding........................         693          428          351             361            684
                                                  =======      =======      =======         =======        =======
    Accumulation unit value..................     $ 11.40      $  8.76      $  7.98         $  9.48        $  9.99
                                                  =======      =======      =======         =======        =======

See accompanying notes.
                                          10

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                                                   WRL
                                                   WRL            WRL            WRL              WRL             GREAT
                                                 SALOMON     PILGRIM BAXTER    DREYFUS        VALUE LINE       COMPANIES -
                                                 ALL CAP     MID CAP GROWTH    MID CAP     AGGRESSIVE GROWTH   AMERICA(SM)
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................       2,331          3,401           471              158            1,665
                                                 ========       ========       =======          =======         ========
    Cost.....................................    $ 30,727       $ 56,960       $ 5,313          $ 1,396         $ 16,913
                                                 ========       ========       =======          =======         ========
  Investment, at net asset value.............    $ 30,447       $ 32,817       $ 5,315          $ 1,281         $ 16,583
  Dividend receivable........................           0              0             0                0                0
  Transfers receivable from depositor........          79             50            10                2               24
                                                 --------       --------       -------          -------         --------
    Total assets.............................      30,526         32,867         5,325            1,283           16,607
                                                 --------       --------       -------          -------         --------
LIABILITIES:
  Accrued expenses...........................           0              0             0                0                0
  Transfers payable to depositor.............           0              0             0                0                0
                                                 --------       --------       -------          -------         --------
    Total liabilities........................           0              0             0                0                0
                                                 --------       --------       -------          -------         --------
    Net assets...............................    $ 30,526       $ 32,867       $ 5,325          $ 1,283         $ 16,607
                                                 ========       ========       =======          =======         ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................    $ 30,526       $ 32,867       $ 5,325          $ 1,124         $ 16,410
  Depositor's equity.........................           0              0             0              159              197
                                                 --------       --------       -------          -------         --------
    Net assets applicable to units
      outstanding............................    $ 30,526       $ 32,867       $ 5,325          $ 1,283         $ 16,607
                                                 ========       ========       =======          =======         ========
  Policy owners' units.......................       2,405          3,818           493              141            1,667
  Depositor's units..........................           0              0             0               20               20
                                                 --------       --------       -------          -------         --------
    Units outstanding........................       2,405          3,818           493              161            1,687
                                                 ========       ========       =======          =======         ========
    Accumulation unit value..................    $  12.70       $   8.61       $ 10.81          $  7.97         $   9.84
                                                 ========       ========       =======          =======         ========

See accompanying notes.
                                          11

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                     WRL             WRL          WRL          WRL
                                                    GREAT           GREAT       GABELLI        LKCM
                                                 COMPANIES -     COMPANIES -     GLOBAL      CAPITAL
                                                TECHNOLOGY(SM)    GLOBAL(2)      GROWTH       GROWTH
                                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................        1,443             314          923          172
                                                   =======         =======      =======      =======
    Cost.....................................      $ 7,899         $ 2,260      $ 7,916      $ 1,122
                                                   =======         =======      =======      =======
  Investment, at net asset value.............      $ 6,135         $ 2,229      $ 7,537      $ 1,155
  Dividend receivable........................            0               0            0            0
  Transfers receivable from depositor........           12               9           53            2
                                                   -------         -------      -------      -------
    Total assets.............................        6,147           2,238        7,590        1,157
                                                   -------         -------      -------      -------
LIABILITIES:
  Accrued expenses...........................            0               0            0            0
  Transfers payable to depositor.............            0               0            0            0
                                                   -------         -------      -------      -------
    Total liabilities........................            0               0            0            0
                                                   -------         -------      -------      -------
    Net assets...............................      $ 6,147         $ 2,238      $ 7,590      $ 1,157
                                                   =======         =======      =======      =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................      $ 6,063         $ 2,220      $ 7,570      $ 1,141
  Depositor's equity.........................           84              18           20           16
                                                   -------         -------      -------      -------
    Net assets applicable to units
      outstanding............................      $ 6,147         $ 2,238      $ 7,590      $ 1,157
                                                   =======         =======      =======      =======
  Policy owners' units.......................        1,448             316          936          177
  Depositor's units..........................           20               3            3            3
                                                   -------         -------      -------      -------
    Units outstanding........................        1,468             319          939          180
                                                   =======         =======      =======      =======
    Accumulation unit value..................      $  4.19         $  7.02      $  8.08      $  6.43
                                                   =======         =======      =======      =======

See accompanying notes.
                                          12

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                FIDELITY VIP III
                                                     GROWTH        FIDELITY VIP II   FIDELITY VIP
                                                 OPPORTUNITIES      CONTRAFUND(R)    EQUITY-INCOME
                                                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................            92                167              183
                                                    =======            =======          =======
    Cost.....................................       $ 1,415            $ 3,367          $ 4,159
                                                    =======            =======          =======
  Investment, at net asset value.............       $ 1,388            $ 3,331          $ 4,136
  Dividend receivable........................             0                  0                0
  Transfers receivable from depositor........             9                  4               25
                                                    -------            -------          -------
    Total assets.............................         1,397              3,335            4,161
                                                    -------            -------          -------
LIABILITIES:
  Accrued expenses...........................             0                  0                0
  Transfers payable to depositor.............             0                  0                0
                                                    -------            -------          -------
    Total liabilities........................             0                  0                0
                                                    -------            -------          -------
    Net assets...............................       $ 1,397            $ 3,335          $ 4,161
                                                    =======            =======          =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................       $ 1,379            $ 3,315          $ 4,161
  Depositor's equity.........................            18                 20                0
                                                    -------            -------          -------
    Net assets applicable to units
      outstanding............................       $ 1,397            $ 3,335          $ 4,161
                                                    =======            =======          =======
  Policy owners' units.......................           190                407              401
  Depositor's units..........................             3                  3                2
                                                    -------            -------          -------
    Units outstanding........................           193                410              403
                                                    =======            =======          =======
    Accumulation unit value..................       $  7.25            $  8.14          $ 10.32
                                                    =======            =======          =======

See accompanying notes.
                                          13

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                                                       WRL
                                                 WRL           WRL          WRL          WRL           LKCM
                                             J.P. MORGAN      AEGON        JANUS        JANUS       STRATEGIC
                                             MONEY MARKET      BOND        GROWTH       GLOBAL     TOTAL RETURN
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $    2,561    $     235    $        0   $   3,099      $    437
                                              ----------    ---------    ----------   ----------     --------
EXPENSES:
  Mortality and expense risk..............           621          323         6,861       3,064           850
                                              ----------    ---------    ----------   ----------     --------
    Net investment income (loss)..........         1,940          (88)       (6,861)         35          (413)
                                              ----------    ---------    ----------   ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................             0           46        37,427       5,742         1,444

  Realized gain distributions.............             0            0        27,203          20           510
  Change in unrealized appreciation
    (depreciation)........................             0        2,228      (339,361)   (103,306)       (4,616)
                                              ----------    ---------    ----------   ----------     --------
    Net gain (loss) on investment
      securities..........................             0        2,274      (274,731)    (97,544)       (2,662)
                                              ----------    ---------    ----------   ----------     --------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $    1,940    $   2,186    $ (281,592)  $ (97,509)     $ (3,075)
                                              ==========    =========    ==========   ==========     ========

                                                 WRL           WRL                       WRL           WRL
                                              VAN KAMPEN      ALGER         WRL       FEDERATED    TRANSAMERICA
                                               EMERGING     AGGRESSIVE     AEGON       GROWTH &       VALUE
                                                GROWTH        GROWTH      BALANCED      INCOME       BALANCED
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $      339    $       0    $       95   $     783      $    572
                                              ----------    ---------    ----------   ----------     --------
EXPENSES:
  Mortality and expense risk..............         3,933        2,225           193         379           355
                                              ----------    ---------    ----------   ----------     --------
    Net investment income (loss)..........        (3,594)      (2,225)          (98)        404           217
                                              ----------    ---------    ----------   ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................      (247,426)       4,373           288         378            81

  Realized gain distributions.............         7,210           27             0          16             3
  Change in unrealized appreciation
    (depreciation)........................        44,394      (52,170)         (994)      4,603             7
                                              ----------    ---------    ----------   ----------     --------
    Net gain (loss) on investment
      securities..........................      (195,822)     (47,770)         (706)      4,997            91
                                              ----------    ---------    ----------   ----------     --------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $ (199,416)   $ (49,995)   $     (804)  $   5,401      $    308
                                              ==========    =========    ==========   ==========     ========

See accompanying notes.
                                          14

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                                                               WRL
                                                 WRL           WRL             WRL              WRL           THIRD
                                              C.A.S.E.         NWQ        INTERNATIONAL         GE            AVENUE
                                               GROWTH      VALUE EQUITY      EQUITY         U.S. EQUITY       VALUE
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $  2,324        $   45        $    263         $     54        $    31
                                              --------        ------        --------         --------        -------
EXPENSES:
  Mortality and expense risk..............         193           279              71              269            233
                                              --------        ------        --------         --------        -------
    Net investment income (loss)..........       2,131          (234)            192             (215)          (202)
                                              --------        ------        --------         --------        -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................      (1,711)           74            (507)              96            477

  Realized gain distributions.............          33             2              24              239             45
  Change in unrealized appreciation
    (depreciation)........................      (8,077)         (769)         (1,952)          (3,268)           874
                                              --------        ------        --------         --------        -------
    Net gain (loss) on investment
      securities..........................      (9,755)         (693)         (2,435)          (2,933)         1,396
                                              --------        ------        --------         --------        -------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $ (7,624)       $ (927)       $ (2,243)        $ (3,148)       $ 1,194
                                              ========        ======        ========         ========        =======

                                                 WRL           WRL                              WRL            WRL
                                             J.P. MORGAN     GOLDMAN           WRL            T. ROWE        T. ROWE
                                             REAL ESTATE      SACHS          MUNDER            PRICE          PRICE
                                             SECURITIES       GROWTH          NET50       DIVIDEND GROWTH   SMALL CAP
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $    141        $   18        $     13         $      0        $     0
                                              --------        ------        --------         --------        -------
EXPENSES:
  Mortality and expense risk..............          45            20              20               19             35
                                              --------        ------        --------         --------        -------
    Net investment income (loss)..........          96            (2)             (7)             (19)           (35)
                                              --------        ------        --------         --------        -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................         131          (385)           (330)              16           (674)

  Realized gain distributions.............           0             2               0                9              0
  Change in unrealized appreciation
    (depreciation)........................         177            99            (532)             (44)           399
                                              --------        ------        --------         --------        -------
    Net gain (loss) on investment
      securities..........................         308          (284)           (862)             (19)          (275)
                                              --------        ------        --------         --------        -------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $    404        $ (286)       $   (869)        $    (38)       $  (310)
                                              ========        ======        ========         ========        =======

See accompanying notes.
                                          15

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                 WRL                            WRL            WRL
                                                 WRL        PILGRIM BAXTER       WRL         VALUE LINE       GREAT
                                               SALOMON         MID CAP         DREYFUS       AGGRESSIVE    COMPANIES -
                                               ALL CAP          GROWTH         MID CAP         GROWTH      AMERICA(SM)
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................     $    379       $       0         $   49         $    0        $     40
                                               --------       ---------         ------         ------        --------
EXPENSES:
  Mortality and expense risk..............          190             288             32              9             105
                                               --------       ---------         ------         ------        --------
    Net investment income (loss)..........          189            (288)            17             (9)            (65)
                                               --------       ---------         ------         ------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................         (130)         (8,685)          (172)          (166)            (51)
  Realized gain distributions.............           10               0              6              0               0
  Change in unrealized appreciation
    (depreciation)........................         (356)         (7,067)            24             68          (1,032)
                                               --------       ---------         ------         ------        --------
    Net gain (loss) on investment
      securities..........................         (476)        (15,752)          (142)           (98)         (1,083)
                                               --------       ---------         ------         ------        --------
      Net increase (decrease) in net
         assets resulting from
         operations.......................     $   (287)      $ (16,040)        $ (125)        $ (107)       $ (1,148)
                                               ========       =========         ======         ======        ========

                                                  WRL              WRL             WRL             WRL
                                                 GREAT            GREAT          GABELLI          LKCM
                                               COMPANIES-       COMPANIES-        GLOBAL         CAPITAL
                                             TECHNOLOGY(SM)     GLOBAL(2)         GROWTH         GROWTH
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income.........................      $      0        $       0         $    6          $   2
                                                --------        ---------         ------          -----
EXPENSES:
  Mortality and expense risk..............            34               11             40              2
                                                --------        ---------         ------          -----
    Net investment income (loss)..........           (34)             (11)           (34)             0
                                                --------        ---------         ------          -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................        (1,355)             (63)           (53)           (40)
  Realized gain distributions.............             0                0              0              0
  Change in unrealized appreciation
    (depreciation)........................          (459)             (16)          (346)            33
                                                --------        ---------         ------          -----
    Net gain (loss) on investment
      securities..........................        (1,814)             (79)          (399)            (7)
                                                --------        ---------         ------          -----
      Net increase (decrease) in net
         assets resulting from
         operations.......................      $ (1,848)       $     (90)        $ (433)         $  (7)
                                                ========        =========         ======          =====

See accompanying notes.
                                           16

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                             FIDELITY VIP III                     FIDELITY VIP
                                                  GROWTH        FIDELITY VIP II     EQUITY -
                                              OPPORTUNITIES      CONTRAFUND(R)       INCOME
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................        $    2            $    9           $  13
                                                  ------            ------           -----
EXPENSES:
  Mortality and expense risk..............             8                18              21
                                                  ------            ------           -----
    Net investment income (loss)..........            (6)               (9)             (8)
                                                  ------            ------           -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................          (161)             (191)            (67)
  Realized gain distributions.............             0                34              37
  Change in unrealized appreciation
    (depreciation)........................            43                11             (36)
                                                  ------            ------           -----
    Net gain (loss) on investment
      securities..........................          (118)             (146)            (66)
                                                  ------            ------           -----
      Net increase (decrease) in net
         assets resulting from
         operations.......................        $ (124)           $ (155)          $ (74)
                                                  ======            ======           =====

See accompanying notes.
                                          17

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                               WRL                    WRL                     WRL
                                                           J.P. MORGAN               AEGON                   JANUS
                                                          MONEY MARKET               BOND                    GROWTH
                                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                                      ---------------------   -------------------   ------------------------
                                                          DECEMBER 31,           DECEMBER 31,             DECEMBER 31,
                                                      ---------------------   -------------------   ------------------------
                                                        2001        2000        2001       2000        2001         2000
                                                      ---------   ---------   --------   --------   ----------   -----------
OPERATIONS:
  Net investment income (loss).....................   $   1,940   $   2,389   $    (88)  $  1,147   $   (6,861)  $   152,896
  Net gain (loss) on investment securities.........           0           0      2,274      1,222     (274,731)     (555,143)
                                                      ---------   ---------   --------   --------   ----------   -----------
  Net increase (decrease) in net assets resulting
    from operations................................       1,940       2,389      2,186      2,369     (281,592)     (402,247)
                                                      ---------   ---------   --------   --------   ----------   -----------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      31,666      12,540     21,257        897      126,273       168,047
                                                      ---------   ---------   --------   --------   ----------   -----------
  Less cost of units redeemed:
    Administrative charges.........................       4,916       3,274      3,034      2,341       71,004        69,288
    Policy loans...................................       2,096       1,672        586      1,361       10,816        44,968
    Surrender benefits.............................       4,288       5,687        977        735       22,233        38,262
    Death benefits.................................         168          87         72         23        1,980         6,224
                                                      ---------   ---------   --------   --------   ----------   -----------
                                                         11,468      10,720      4,669      4,460      106,033       158,742
                                                      ---------   ---------   --------   --------   ----------   -----------
    Increase (decrease) in net assets from capital
      unit transactions............................      20,198       1,820     16,588     (3,563)      20,240         9,305
                                                      ---------   ---------   --------   --------   ----------   -----------
    Net increase (decrease) in net assets..........      22,138       4,209     18,774     (1,194)    (261,352)     (392,942)

  Depositor's equity contribution (net
    redemption)....................................           0           0          0          0            0             0
NET ASSETS:
  Beginning of year................................      60,279      56,070     25,935     27,129      961,015     1,353,957
                                                      ---------   ---------   --------   --------   ----------   -----------
  End of year......................................   $  82,417   $  60,279   $ 44,709   $ 25,935   $  699,663   $   961,015
                                                      =========   =========   ========   ========   ==========   ===========
UNIT ACTIVITY:
  Units outstanding - beginning of year............       3,278       3,206      1,072      1,232        9,366         9,293
  Units issued.....................................      27,105      50,376      1,365        427        4,247         2,459
  Units redeemed...................................     (26,034)    (50,304)      (712)      (587)      (4,030)       (2,386)
                                                      ---------   ---------   --------   --------   ----------   -----------
  Units outstanding - end of year..................       4,349       3,278      1,725      1,072        9,583         9,366
                                                      =========   =========   ========   ========   ==========   ===========

See accompanying notes.
                                          18

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                       WRL
                                                               WRL                     LKCM                     WRL
                                                              JANUS                 STRATEGIC               VAN KAMPEN
                                                              GLOBAL               TOTAL RETURN           EMERGING GROWTH
                                                            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                      ----------------------   --------------------   -----------------------
                                                           DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                                      ----------------------   --------------------   -----------------------
                                                        2001         2000        2001       2000         2001         2000
                                                      ---------   ----------   --------   ---------   ----------   ----------
OPERATIONS:
  Net investment income (loss).....................   $      35   $   98,726   $   (413)  $   7,415   $   (3,594)  $  168,610
  Net gain (loss) on investment securities.........     (97,544)    (191,334)    (2,662)    (12,297)    (195,822)    (261,688)
                                                      ---------   ----------   --------   ---------   ----------   ----------
  Net increase (decrease) in net assets resulting
    from operations................................     (97,509)     (92,608)    (3,075)     (4,882)    (199,416)     (93,078)
                                                      ---------   ----------   --------   ---------   ----------   ----------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      47,977      112,253     12,375      10,776       64,879      145,357
                                                      ---------   ----------   --------   ---------   ----------   ----------
  Less cost of units redeemed:
    Administrative charges.........................      31,569       31,746      8,111       7,939       38,288       35,247
    Policy loans...................................       4,476       15,396      1,157       2,710        6,127       22,735
    Surrender benefits.............................      10,117       12,985      2,908       2,844       13,487       20,687
    Death benefits.................................         503          907        259         600          860        1,538
                                                      ---------   ----------   --------   ---------   ----------   ----------
                                                         46,665       61,034     12,435      14,093       58,762       80,207
                                                      ---------   ----------   --------   ---------   ----------   ----------
    Increase (decrease) in net assets from capital
      unit transactions............................       1,312       51,219        (60)     (3,317)       6,117       65,150
                                                      ---------   ----------   --------   ---------   ----------   ----------
    Net increase (decrease) in net assets..........     (96,197)     (41,389)    (3,135)     (8,199)    (193,299)     (27,928)
  Depositor's equity contribution (net
    redemption)....................................           0            0          0           0            0            0
NET ASSETS:
  Beginning of year................................     410,109      451,498     98,466     106,665      580,202      608,130
                                                      ---------   ----------   --------   ---------   ----------   ----------
  End of year......................................   $ 313,912   $  410,109   $ 95,331   $  98,466   $  386,903   $  580,202
                                                      =========   ==========   ========   =========   ==========   ==========
UNIT ACTIVITY:
  Units outstanding - beginning of year............      12,899       11,605      4,523       4,674       10,226        9,357
  Units issued.....................................       3,942        4,570      1,239       1,327        7,855       11,606
  Units redeemed...................................      (3,929)      (3,276)    (1,245)     (1,478)      (7,776)     (10,737)
                                                      ---------   ----------   --------   ---------   ----------   ----------
  Units outstanding - end of year..................      12,912       12,899      4,517       4,523       10,305       10,226
                                                      =========   ==========   ========   =========   ==========   ==========

See accompanying notes.
                                          19

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                               WRL                     WRL                   WRL
                                                              ALGER                   AEGON               FEDERATED
                                                        AGGRESSIVE GROWTH           BALANCED           GROWTH & INCOME
                                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                      ----------------------   -------------------   -------------------
                                                           DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                                      ----------------------   -------------------   -------------------
                                                        2001         2000        2001       2000       2001       2000
                                                      ---------   ----------   --------   --------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $  (2,225)  $   41,268   $    (98)  $    215   $    404   $  1,001
  Net gain (loss) on investment securities.........     (47,770)    (168,747)      (706)       742      4,997      4,230
                                                      ---------   ----------   --------   --------   --------   --------
  Net increase (decrease) in net assets
    resulting from operations......................     (49,995)    (127,479)      (804)       957      5,401      5,231
                                                      ---------   ----------   --------   --------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      57,462      103,588      5,617      4,955     31,343      7,863
                                                      ---------   ----------   --------   --------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................      28,461       26,734      2,390      2,124      3,816      2,328
    Policy loans...................................       3,294       12,341        351        442        422        628
    Surrender benefits.............................       6,759       10,374        924        559      1,499        534
    Death benefits.................................         373          666         39         18         59        110
                                                      ---------   ----------   --------   --------   --------   --------
                                                         38,887       50,115      3,704      3,143      5,796      3,600
                                                      ---------   ----------   --------   --------   --------   --------
    Increase (decrease) in net assets
      from capital unit transactions...............      18,575       53,473      1,913      1,812     25,547      4,263
                                                      ---------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net assets..........     (31,420)     (74,006)     1,109      2,769     30,948      9,494
  Depositor's equity contribution
    (net redemption)...............................           0            0          0          0          0          0
NET ASSETS:
  Beginning of year................................     280,172      354,178     20,952     18,183     26,883     17,389
                                                      ---------   ----------   --------   --------   --------   --------
  End of year......................................   $ 248,752   $  280,172   $ 22,061   $ 20,952   $ 57,831   $ 26,883
                                                      =========   ==========   ========   ========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............       9,215        7,928      1,303      1,186      1,349      1,117
  Units issued.....................................       4,796        3,925        623        569      2,283        996
  Units redeemed...................................      (4,130)      (2,638)      (500)      (452)    (1,101)      (764)
                                                      ---------   ----------   --------   --------   --------   --------
  Units outstanding - end of year..................       9,881        9,215      1,426      1,303      2,531      1,349
                                                      =========   ==========   ========   ========   ========   ========

See accompanying notes.
                                          20

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                              WRL                   WRL                    WRL
                                                         TRANSAMERICA             C.A.S.E.                 NWQ
                                                        VALUE BALANCED             GROWTH             VALUE EQUITY
                                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                      -------------------   --------------------   -------------------
                                                         DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                                      -------------------   --------------------   -------------------
                                                        2001       2000       2001       2000        2001       2000
                                                      --------   --------   --------   ---------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $    217   $  2,290   $  2,131   $   4,321   $   (234)  $    412
  Net gain (loss) on investment securities.........         91      2,493     (9,755)    (10,421)      (693)     2,965
                                                      --------   --------   --------   ---------   --------   --------
  Net increase (decrease) in net assets resulting
    from operations................................        308      4,783     (7,624)     (6,100)      (927)     3,377
                                                      --------   --------   --------   ---------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     13,027      1,235      7,132       5,488      8,780      2,652
                                                      --------   --------   --------   ---------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................      3,491      3,204      2,835       2,868      2,649      2,467
    Policy loans...................................        671        785        405         767        294        596
    Surrender benefits.............................      1,257      1,058        734         885        882        660
    Death benefits.................................        195         75         31          33         26         96
                                                      --------   --------   --------   ---------   --------   --------
                                                         5,614      5,122      4,005       4,553      3,851      3,819
                                                      --------   --------   --------   ---------   --------   --------
    Increase (decrease) in net assets from capital
      unit transactions............................      7,413     (3,887)     3,127         935      4,929     (1,167)
                                                      --------   --------   --------   ---------   --------   --------
    Net increase (decrease) in net assets..........      7,721        896     (4,497)     (5,165)     4,002      2,210

  Depositor's equity contribution (net
    redemption)....................................          0          0          0           0          0          0
NET ASSETS:
  Beginning of year................................     34,213     33,317     22,344      27,509     28,888     26,678
                                                      --------   --------   --------   ---------   --------   --------
  End of year......................................   $ 41,934   $ 34,213   $ 17,847   $  22,344   $ 32,890   $ 28,888
                                                      ========   ========   ========   =========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............      1,881      2,128      1,713       1,657      1,797      1,895
  Units issued.....................................      1,125        729      1,204       1,014      1,040        907
  Units redeemed...................................       (736)      (976)      (954)       (958)      (734)    (1,005)
                                                      --------   --------   --------   ---------   --------   --------
  Units outstanding - end of year..................      2,270      1,881      1,963       1,713      2,103      1,797
                                                      ========   ========   ========   =========   ========   ========

See accompanying notes.
                                         21

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                      WRL                   WRL
                                                               WRL                    GE               THIRD AVENUE
                                                      INTERNATIONAL EQUITY        U.S. EQUITY              VALUE
                                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                      ---------------------   -------------------   -------------------
                                                          DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                                      ---------------------   -------------------   -------------------
                                                        2001        2000        2001       2000       2001       2000
                                                      ---------   ---------   --------   --------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $    192    $  1,124    $   (215)  $  1,071   $   (202)  $    426
  Net gain (loss) on investment securities.........     (2,435)     (2,405)     (2,933)    (1,646)     1,396      1,699
                                                      --------    --------    --------   --------   --------   --------
  Net increase (decrease) in net assets resulting
    from operations................................     (2,243)     (1,281)     (3,148)      (575)     1,194      2,125
                                                      --------    --------    --------   --------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      3,756       3,155       8,860      7,853     19,475     12,970
                                                      --------    --------    --------   --------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................      1,003         663       3,049      2,712      2,064        560
    Policy loans...................................         76         150         319        440        289        894
    Surrender benefits.............................        189         125         998        744        698        306
    Death benefits.................................          6           5          97         27          8         11
                                                      --------    --------    --------   --------   --------   --------
                                                         1,274         943       4,463      3,923      3,059      1,771
                                                      --------    --------    --------   --------   --------   --------
    Increase (decrease) in net assets from capital
      unit transactions............................      2,482       2,212       4,397      3,930     16,416     11,199
                                                      --------    --------    --------   --------   --------   --------
    Net increase (decrease) in net assets..........        239         931       1,249      3,355     17,610     13,324

  Depositor's equity contribution (net
    redemption)....................................          0           0           0          0          0          0
NET ASSETS:
  Beginning of year................................      7,944       7,013      29,771     26,416     16,735      3,411
                                                      --------    --------    --------   --------   --------   --------
  End of year......................................   $  8,183    $  7,944    $ 31,020   $ 29,771   $ 34,345   $ 16,735
                                                      ========    ========    ========   ========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............        639         475       1,683      1,468      1,177        322
  Units issued.....................................        647         474       1,000      1,064      2,223      1,432
  Units redeemed...................................       (418)       (310)       (741)      (849)    (1,104)      (577)
                                                      --------    --------    --------   --------   --------   --------
  Units outstanding - end of year..................        868         639       1,942      1,683      2,296      1,177
                                                      ========    ========    ========   ========   ========   ========

See accompanying notes.
                                         22

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                             WRL
                                                         J.P. MORGAN             WRL                WRL
                                                         REAL ESTATE        GOLDMAN SACHS         MUNDER
                                                         SECURITIES            GROWTH              NET50
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------   -----------------   ---------------
                                                        DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                      -----------------   -----------------   ---------------
                                                       2001      2000      2001      2000      2001     2000
                                                      -------   -------   -------   -------   -------   -----
OPERATIONS:
  Net investment income (loss).....................   $    96   $    17   $    (2)  $     7   $    (7)  $  11
  Net gain (loss) on investment securities.........       308       345      (284)     (156)     (862)    (27)
                                                      -------   -------   -------   -------   -------   -----
  Net increase (decrease) in net assets resulting
    from operations................................       404       362      (286)     (149)     (869)    (16)
                                                      -------   -------   -------   -------   -------   -----
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     5,874     2,080     2,717     1,002     3,046     622
                                                      -------   -------   -------   -------   -------   -----
  Less cost of units redeemed:
    Administrative charges.........................       545        86       273       123       187      52
    Policy loans...................................       179        60         4        44        17       7
    Surrender benefits.............................       131        36        22         8        31       2
    Death benefits.................................         0         0         9         0         0       0
                                                      -------   -------   -------   -------   -------   -----
                                                          855       182       308       175       235      61
                                                      -------   -------   -------   -------   -------   -----
    Increase (decrease) in net assets from capital
      unit transactions............................     5,019     1,898     2,409       827     2,811     561
                                                      -------   -------   -------   -------   -------   -----
    Net increase (decrease) in net assets..........     5,423     2,260     2,123       678     1,942     545

  Depositor's equity contribution (net
    redemption)....................................         0      (411)        0       (28)        0     (27)
NET ASSETS:
  Beginning of year................................     2,476       627     1,627       977       862     344
                                                      -------   -------   -------   -------   -------   -----
  End of year......................................   $ 7,899   $ 2,476   $ 3,750   $ 1,627   $ 2,804   $ 862
                                                      =======   =======   =======   =======   =======   =====
UNIT ACTIVITY:
  Units outstanding - beginning of year............       239        78       158        87        80      31
  Units issued.....................................       945       816       552       161       453      80
  Units redeemed...................................      (491)     (655)     (282)      (90)     (182)    (31)
                                                      -------   -------   -------   -------   -------   -----
  Units outstanding - end of year..................       693       239       428       158       351      80
                                                      =======   =======   =======   =======   =======   =====

See accompanying notes.
                                         23

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            WRL                WRL                 WRL
                                                       T. ROWE PRICE      T. ROWE PRICE          SALOMON
                                                      DIVIDEND GROWTH       SMALL CAP            ALL CAP
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      ---------------   -----------------   ------------------
                                                       DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
                                                      ---------------   -----------------   ------------------
                                                       2001     2000     2001      2000       2001      2000
                                                      -------   -----   -------   -------   --------   -------
OPERATIONS:
  Net investment income (loss).....................   $   (19)  $  (4)  $   (35)  $     5   $    189   $    57
  Net gain (loss) on investment securities.........       (19)     87      (275)     (412)      (476)      161
                                                      -------   -----   -------   -------   --------   -------
  Net increase (decrease) in net assets resulting
    from operations................................       (38)     83      (310)     (407)      (287)      218
                                                      -------   -----   -------   -------   --------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     2,751     516     5,178     2,291     26,248     7,892
                                                      -------   -----   -------   -------   --------   -------
  Less cost of units redeemed:
    Administrative charges.........................       224      83       462       167      2,370       257
    Policy loans...................................         3       7        27        27        402        76
    Surrender benefits.............................        51       2       113        15        646        58
    Death benefits.................................         1       0         2         0         89         0
                                                      -------   -----   -------   -------   --------   -------
                                                          279      92       604       209      3,507       391
                                                      -------   -----   -------   -------   --------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................     2,472     424     4,574     2,082     22,741     7,501
                                                      -------   -----   -------   -------   --------   -------
    Net increase (decrease) in net assets..........     2,434     507     4,264     1,675     22,454     7,719

  Depositor's equity contribution (net
    redemption)....................................         0     (23)        0       (32)         0       (30)
NET ASSETS:
  Beginning of year................................       985     501     2,568       925      8,072       383
                                                      -------   -----   -------   -------   --------   -------
  End of year......................................   $ 3,419   $ 985   $ 6,832   $ 2,568   $ 30,526   $ 8,072
                                                      =======   =====   =======   =======   ========   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............        99      55       230        75        643        36
  Units issued.....................................       484     132       898       301      2,831       836
  Units redeemed...................................      (222)    (88)     (444)     (146)    (1,069)     (229)
                                                      -------   -----   -------   -------   --------   -------
  Units outstanding - end of year..................       361      99       684       230      2,405       643
                                                      =======   =====   =======   =======   ========   =======

See accompanying notes.
                                         24

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                               WRL                   WRL                 WRL
                                                         PILGRIM BAXTER            DREYFUS           VALUE LINE
                                                         MID CAP GROWTH            MID CAP        AGGRESSIVE GROWTH
                                                           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                      ---------------------   -----------------   -----------------
                                                          DECEMBER 31,          DECEMBER 31,        DECEMBER 31,
                                                      ---------------------   -----------------   -----------------
                                                        2001        2000       2001      2000      2001     2000(1)
                                                      ---------   ---------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    (288)  $      81   $    17   $    20   $    (9)  $    (4)
  Net gain (loss) on investment securities.........     (15,752)    (16,860)     (142)       40       (98)     (185)
                                                      ---------   ---------   -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................     (16,040)    (16,779)     (125)       60      (107)     (189)
                                                      ---------   ---------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      15,784      55,513     4,160     1,562       434     1,091
                                                      ---------   ---------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................       5,547       2,546       404        96        66        19
    Policy loans...................................         417       1,156        29        21        30        16
    Surrender benefits.............................         530         323        85         4         5         0
    Death benefits.................................          85          72         3         0        10         0
                                                      ---------   ---------   -------   -------   -------   -------
                                                          6,579       4,097       521       121       111        35
                                                      ---------   ---------   -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................       9,205      51,416     3,639     1,441       323     1,056
                                                      ---------   ---------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........      (6,835)     34,637     3,514     1,501       216       867

  Depositor's equity contribution (net
    redemption)....................................           0           0         0       (27)        0       200
NET ASSETS:
  Beginning of year................................      39,702       5,065     1,811       337     1,067         0
                                                      ---------   ---------   -------   -------   -------   -------
  End of year......................................   $  32,867   $  39,702   $ 5,325   $ 1,811   $ 1,283   $ 1,067
                                                      =========   =========   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............       2,929         317       159        33       119         0
  Units issued.....................................       3,589       4,015       636       311       155       132
  Units redeemed...................................      (2,700)     (1,403)     (302)     (185)     (113)      (13)
                                                      ---------   ---------   -------   -------   -------   -------
  Units outstanding - end of year..................       3,818       2,929       493       159       161       119
                                                      =========   =========   =======   =======   =======   =======

See accompanying notes.
                                         25

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                             WRL                   WRL                  WRL
                                                            GREAT                 GREAT                GREAT
                                                         COMPANIES -           COMPANIES -          COMPANIES -
                                                         AMERICA(SM)         TECHNOLOGY(SM)          GLOBAL(2)
                                                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                      ------------------   -------------------   -----------------
                                                         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                      ------------------   -------------------   -----------------
                                                        2001     2000(1)     2001     2000(1)     2001     2000(1)
                                                      --------   -------   --------   --------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    (65)  $   (28)  $    (34)  $    (13)  $   (11)   $  (1)
  Net gain (loss) on investment securities.........     (1,083)      715     (1,814)    (1,437)      (79)     (16)
                                                      --------   -------   --------   --------   -------    -----
  Net increase (decrease) in net assets resulting
    from operations................................     (1,148)      687     (1,848)    (1,450)      (90)     (17)
                                                      --------   -------   --------   --------   -------    -----
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     10,837     8,008      5,801      4,240     2,057      494
                                                      --------   -------   --------   --------   -------    -----
  Less cost of units redeemed:
    Administrative charges.........................      1,180       177        508         80       176        7
    Policy loans...................................        106       110         36         53        12        1
    Surrender benefits.............................        151       117         43         69        35        0
    Death benefits.................................        136         0          7          0         0        0
                                                      --------   -------   --------   --------   -------    -----
                                                         1,573       404        594        202       223        8
                                                      --------   -------   --------   --------   -------    -----
    Increase (decrease) in net assets from capital
      unit transactions............................      9,264     7,604      5,207      4,038     1,834      486
                                                      --------   -------   --------   --------   -------    -----
    Net increase (decrease) in net assets..........      8,116     8,291      3,359      2,588     1,744      469

  Depositor's equity contribution (net
    redemption)....................................          0       200          0        200         0       25
NET ASSETS:
  Beginning of year................................      8,491         0      2,788          0       494        0
                                                      --------   -------   --------   --------   -------    -----
  End of year......................................   $ 16,607   $ 8,491   $  6,147   $  2,788   $ 2,238    $ 494
                                                      ========   =======   ========   ========   =======    =====
UNIT ACTIVITY:
  Units outstanding - beginning of year............        751         0        416          0        58        0
  Units issued.....................................      1,591       878      1,793        557       434       63
  Units redeemed...................................       (655)     (127)      (741)      (141)     (173)      (5)
                                                      --------   -------   --------   --------   -------    -----
  Units outstanding - end of year..................      1,687       751      1,468        416       319       58
                                                      ========   =======   ========   ========   =======    =====

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                             WRL               WRL
                                                           GABELLI             LKCM
                                                        GLOBAL GROWTH     CAPITAL GROWTH
                                                         SUBACCOUNT         SUBACCOUNT
                                                      -----------------   --------------
                                                        DECEMBER 31,       DECEMBER 31,
                                                      -----------------   --------------
                                                       2001     2000(1)      2001(1)
                                                      -------   -------   --------------
OPERATIONS:
  Net investment income (loss).....................   $   (34)  $    (1)     $     0
  Net gain (loss) on investment securities.........      (399)      (34)          (7)
                                                      -------   -------      -------
  Net increase (decrease) in net assets resulting
    from operations................................      (433)      (35)          (7)
                                                      -------   -------      -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     8,042     1,014        1,164
                                                      -------   -------      -------
  Less cost of units redeemed:
    Administrative charges.........................       837        33           21
    Policy loans...................................        18         0            3
    Surrender benefits.............................        66         0            1
    Death benefits.................................        69         0            0
                                                      -------   -------      -------
                                                          990        33           25
                                                      -------   -------      -------
    Increase (decrease) in net assets from capital
      unit transactions............................     7,052       981        1,139
                                                      -------   -------      -------
    Net increase (decrease) in net assets..........     6,619       946        1,132

  Depositor's equity contribution (net
    redemption)....................................         0        25           25
NET ASSETS:
  Beginning of year................................       971         0            0
                                                      -------   -------      -------
  End of year......................................   $ 7,590   $   971      $ 1,157
                                                      =======   =======      =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............       107         0            0
  Units issued.....................................     1,191       123          211
  Units redeemed...................................      (359)      (16)         (31)
                                                      -------   -------      -------
  Units outstanding - end of year..................       939       107          180
                                                      =======   =======      =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                      FIDELITY VIP III
                                                           GROWTH          FIDELITY VIP II      FIDELITY VIP
                                                        OPPORTUNITIES       CONTRAFUND(R)       EQUITY-INCOME
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2001     2000(1)    2001     2000(1)    2001     2000(1)
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    (6)  $   (2)   $    (9)  $    (3)  $    (8)  $   (1)
  Net gain (loss) on investment securities.........      (118)     (73)      (146)      (48)      (66)      17
                                                      -------   ------    -------   -------   -------   ------
  Net increase (decrease) in net assets resulting
    from operations................................      (124)     (75)      (155)      (51)      (74)      16
                                                      -------   ------    -------   -------   -------   ------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     1,100      633      2,727     1,085     4,211      276
                                                      -------   ------    -------   -------   -------   ------
  Less cost of units redeemed:
    Administrative charges.........................       117       14        249        23       225        8
    Policy loans...................................         9        5          0         5         0        2
    Surrender benefits.............................        15        2         18         1        31        0
    Death benefits.................................         0        0          0         0         0        0
                                                      -------   ------    -------   -------   -------   ------
                                                          141       21        267        29       256       10
                                                      -------   ------    -------   -------   -------   ------
    Increase (decrease) in net assets from capital
      unit transactions............................       959      612      2,460     1,056     3,955      266
                                                      -------   ------    -------   -------   -------   ------
    Net increase (decrease) in net assets..........       835      537      2,305     1,005     3,881      282

  Depositor's equity contribution (net
    redemption)....................................         0       25          0        25       (27)      25
NET ASSETS:
  Beginning of year................................       562        0      1,030         0       307        0
                                                      -------   ------    -------   -------   -------   ------
  End of year......................................   $ 1,397   $  562    $ 3,335   $ 1,030   $ 4,161   $  307
                                                      =======   ======    =======   =======   =======   ======
UNIT ACTIVITY:
  Units outstanding - beginning of year............        66        0        110         0        28        0
  Units issued.....................................       242       76        504       124       571       39
  Units redeemed...................................      (115)     (10)      (204)      (14)     (196)     (11)
                                                      -------   ------    -------   -------   -------   ------
  Units outstanding - end of year..................       193       66        410       110       403       28
                                                      =======   ======    =======   =======   =======   ======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS

AT DECEMBER 31, 2001

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a Series Fund, which collectively is referred to as the "Fund". The WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

SUBACCOUNT INVESTMENT BY FUND:
-------------------------------
AEGON/TRANSAMERICA SERIES FUND, INC.
(FORMERLY WRL SERIES FUND, INC.)
     J.P. Morgan Money Market
     AEGON Bond
     Janus Growth
     Janus Global
     LKCM Strategic Total Return
     Van Kampen Emerging Growth
     Alger Aggressive Growth
     AEGON Balanced
     Federated Growth & Income
     Transamerica Value Balanced
     C.A.S.E. Growth
     NWQ Value Equity
     International Equity
     GE U.S. Equity
     Third Avenue Value
     J.P. Morgan Real Estate Securities
     Goldman Sachs Growth
     Munder Net50
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
     Salomon All Cap
     Pilgrim Baxter Mid Cap Growth
     Dreyfus Mid Cap
     Value Line Aggressive Growth
     Great Companies - America(SM)
     Great Companies - Technology(SM)
     Great Companies - Global(2)
     Gabelli Global Growth
     LKCM Capital Growth

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
     Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
     Fidelity VIP II Contrafund(R) Portfolio - Service Class 2
     (Referred to as "Fidelity VIP II Contrafund(R)")

VARIABLE INSURANCE PRODUCTS FUND (VIP)
     Fidelity VIP Equity-Income Portfolio - Service Class 2
     (Referred to as "Fidelity VIP Equity-Income")

The following portfolio names have changed:

PORTFOLIO                     FORMERLY
---------                     --------
J.P. Morgan Money Market      WRL J.P. Morgan Money Market
AEGON Bond                    WRL AEGON Bond
Janus Growth                  WRL Janus Growth
Janus Global                  WRL Janus Global
LKCM Strategic Total Return   WRL LKCM Strategic Total
                                Return
Van Kampen Emerging Growth    WRL VKAM Emerging Growth
Alger Aggressive Growth       WRL Alger Aggressive Growth
AEGON Balanced                WRL AEGON Balanced
Federated Growth & Income     WRL Federated Growth &
                                Income
Transamerica Value Balanced   WRL Dean Asset Allocation
C.A.S.E. Growth               WRL C.A.S.E. Growth
NWQ Value Equity              WRL NWQ Value Equity
International Equity          WRL GE International Equity
GE U.S. Equity                WRL GE U.S. Equity
Third Avenue Value            WRL Third Avenue Value
J.P. Morgan Real Estate       WRL J.P. Morgan Real Estate
  Securities                    Securities
Goldman Sachs Growth          WRL Goldman Sachs Growth
Munder Net50                  WRL Goldman Sachs Small Cap
T. Rowe Price Dividend        WRL T. Rowe Price Dividend
  Growth                        Growth
T. Rowe Price Small Cap       WRL T. Rowe Price Small Cap
Salomon All Cap               WRL Salomon All Cap
Pilgrim Baxter Mid Cap        WRL Pilgrim Baxter Mid Cap
  Growth                        Growth
Dreyfus Mid Cap               WRL Dreyfus Mid Cap
Value Line Aggressive Growth  WRL Value Line Aggressive
                                Growth

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 1 -- (CONTINUED)


PORTFOLIO                     FORMERLY
---------                     --------
Great                         WRL Great Companies -
  Companies - America(SM)       America(SM)
Great Companies -             WRL Great Companies -
  Technology(SM)                Technology(SM)
Great Companies - Global(2)   WRL Great Companies -
                                Global(2)
Gabelli Global Growth         WRL Gabelli Global Growth
LKCM Capital Growth           WRL LKCM Capital Growth

Effective May 1, 2001, Munder Capital Management replaced Goldman Sachs Asset Management as sub-adviser to the Munder Net50 portfolio. At a special shareholder meeting held on May 29, 2001, the investment restrictions, strategy and investment objective were also changed. See the Prospectus and the Statement of Additional Information for a description of the portfolio's investment objective.

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers", formerly WRL Investment Management, Inc.) as investment adviser. Costs incurred in connection with the advisory services rendered by AEGON/ Transamerica Advisers are paid by each Portfolio. AEGON/ Transamerica Advisers has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by AEGON/Transamerica Advisers. The other three Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on reflects a full twelve month period except as follows:

SUBACCOUNT                                  INCEPTION DATE
----------                                  --------------
WRL International Equity                      01/02/1997
WRL GE U.S. Equity                            01/02/1997
WRL Third Avenue Value                        01/02/1998
WRL J.P. Morgan Real Estate Securities        05/01/1998
WRL Goldman Sachs Growth                      07/01/1999
WRL Munder Net50                              07/01/1999
WRL T. Rowe Price Dividend Growth             07/01/1999
WRL T. Rowe Price Small Cap                   07/01/1999
WRL Salomon All Cap                           07/01/1999

SUBACCOUNT                                  INCEPTION DATE
----------                                  --------------
WRL Pilgrim Baxter Mid Cap Growth             07/01/1999
WRL Dreyfus Mid Cap                           07/01/1999
WRL Value Line Aggressive Growth              05/01/2000
WRL Great Companies - America(SM)             05/01/2000
WRL Great Companies - Technology(SM)          05/01/2000
WRL Great Companies - Global(2)               09/01/2000
WRL Gabelli - Global Growth                   09/01/2000
WRL LKCM Capital Growth                       02/05/2001
Fidelity VIP III Growth Opportunities         05/01/2000
Fidelity VIP II Contrafund(R)                 05/01/2000
Fidelity VIP Equity-Income                    05/01/2000

Effective September 1, 2000, the WRL Janus Global Portfolio is not available for investment to new policyowners. The Portfolio remains open to the policyowners who purchased the Policy before September 1, 2000.

On February 5, 2001, WRL made initial contributions totaling $25,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

SUBACCOUNT                           CONTRIBUTION   UNITS
----------                           ------------   -----
WRL LKCM Capital Growth                $ 25,000     2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio which value their investment securities at fair value, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 1 -- (CONTINUED)

The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL as long as the earnings are credited under the Policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A.  POLICY CHARGES

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.  LIFE ACCOUNT CHARGES

A daily charge equal to an annual rate of 0.90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

C.  RELATED PARTY TRANSACTIONS

AEGON/Transamerica Advisers is the investment adviser for the AEGON/Transamerica Series Fund, Inc. ("Fund"). The Fund has entered into annually renewable investment advisory agreements for each Portfolio. The agreements provide for an advisory fee at the following annual rate to AEGON/ Transamerica Advisers as a percentage of the average daily net assets of the portfolio.

PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
J.P. Morgan Money Market                        0.40 %
AEGON Bond                                      0.45 %
Janus Growth                                    0.80 %
Janus Global                                    0.80 %
LKCM Strategic Total Return                     0.80 %
Van Kampen Emerging Growth                      0.80 %
Alger Aggressive Growth                         0.80 %
AEGON Balanced                                  0.80 %
Federated Growth & Income                       0.75 %
Transamerica Value Balanced                     0.75 %
C.A.S.E. Growth                                 0.80 %
NWQ Value Equity                                0.80 %
International Equity                            1.00 %
GE U.S. Equity                                  0.80 %
Third Avenue Value                              0.80 %
J.P. Morgan Real Estate Securities              0.80 %
Goldman Sachs Growth(1)                         0.90 %
Munder Net50                                    0.90 %
T. Rowe Price Dividend Growth(1)                0.90 %
T. Rowe Price Small Cap                         0.75 %
Salomon All Cap(1)                              0.90 %
Pilgrim Baxter Mid Cap Growth(1)                0.90 %
Dreyfus Mid Cap(2)                              0.85 %
Value Line Aggressive Growth                    0.80 %
Great Companies - America(SM)                   0.80 %
Great Companies - Technology(SM)                0.80 %
Great Companies - Global(2)                     0.80 %
Gabelli Global Growth(3)                        1.00 %
LKCM Capital Growth                             0.80 %

---------------

(1)AEGON/Transamerica Advisers receives compensation for its services at 0.90 % for the first $ 100 million of the portfolio's average daily net assets; and
   0.80 % for the portfolio's average daily net assets above $ 100 million.

(2)AEGON/Transamerica Advisers receives compensation for its services at 0.85 % for the first $ 100 million of the portfolio's average daily net assets; and
   0.80 % for the portfolio's average daily net assets above $ 100 million.

(3)AEGON/Transamerica Advisers receives compensation for its services at 1.00% of the first $500 million of the portfolio's average daily net assets; 0.90% of assets over $500 million up to $1 billion; and 0.80% of assets in excess of $1 billion.

On August 24, 2001, AEGON/Transamerica Advisers entered into a interim sub-advisory agreement with Transamerica Investment Management, LLC ("Transamerica") to provide investment services to the Transamerica Value Balanced portfolio and compensate Transamerica as described in the Fund's Statement of Additional Information. In a Special Meeting held on December 14, 2001, shareholders approved a new sub-advisory agreement between AEGON/Transamerica Advisers and

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 2 -- (CONTINUED)

Transamerica. Transamerica is an indirect wholly owned subsidiary of AEGON NV.

AEGON/Transamerica Fund Services, Inc. ("AEGON/ Transamerica Services" formerly WRL Investment Services, Inc.) provides the Fund with administrative and transfer agency services. AEGON/Transamerica Advisers and AEGON/ Transamerica Services are wholly owned subsidiaries of WRL. WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2001 are as follows (in thousands):

                                  PURCHASES      PROCEEDS
                                      OF        FROM SALES
SUBACCOUNT                        SECURITIES   OF SECURITIES
----------                        ----------   -------------
WRL J.P. Morgan Money Market      $ 374,839      $ 352,829
WRL AEGON Bond                       22,544          5,318
WRL Janus Growth                    166,541        126,357
WRL Janus Global                     26,507         25,272
WRL LKCM Strategic Total Return       6,424          6,426
WRL Van Kampen Emerging Growth      239,931        230,309

                                  PURCHASES      PROCEEDS
                                      OF        FROM SALES
SUBACCOUNT                        SECURITIES   OF SECURITIES
----------                        ----------   -------------
WRL Alger Aggressive Growth       $  49,314      $  32,985
WRL AEGON Balanced                    4,051          2,265
WRL Federated Growth & Income        29,454          3,704
WRL Transamerica Value Balanced      10,813          3,312
WRL C.A.S.E. Growth                   8,667          3,370
WRL NWQ Value Equity                  7,942          3,233
WRL International Equity              4,005          1,496
WRL GE U.S. Equity                    7,537          3,107
WRL Third Avenue Value               20,105          3,678
WRL J.P. Morgan Real Estate
  Securities                          7,355          2,262
WRL Goldman Sachs Growth              3,841          1,418
WRL Munder Net50                      3,654            831
WRL T. Rowe Price Dividend
  Growth                              3,642          1,183
WRL T. Rowe Price Small Cap           6,562          2,025
WRL Salomon All Cap                  25,028          2,176
WRL Pilgrim Baxter Mid Cap
  Growth                             16,772          7,780
WRL Dreyfus Mid Cap                   4,949          1,296
WRL Value Line Aggressive Growth        866            554
WRL Great Companies -
  America(SM)                        11,085          1,905
WRL Great Companies -
  Technology(SM)                      6,460          1,295
WRL Great Companies - Global(2)       2,341            523
WRL Gabelli Global Growth             7,348            372
WRL LKCM Capital Growth               1,325            163
Fidelity VIP III Growth
  Opportunities                       1,431            487
Fidelity VIP II Contrafund(R)         3,186            705
Fidelity VIP Equity-Income            4,895            963

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                      WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                               -----------------------------------------------------
                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                 2001        2000       1999       1998       1997
                                                               ---------   --------   --------   --------   --------
Accumulation unit value, beginning of year..................   $   18.39   $  17.49   $  16.83   $  16.13   $  15.45
                                                               ---------   --------   --------   --------   --------

  Income from operations:

    Net investment income (loss)............................        0.56       0.90       0.66       0.70       0.68

    Net realized and unrealized gain (loss) on investment...        0.00       0.00       0.00       0.00       0.00
                                                               ---------   --------   --------   --------   --------

      Net income (loss) from operations.....................        0.56       0.90       0.66       0.70       0.68
                                                               ---------   --------   --------   --------   --------

Accumulation unit value, end of year........................   $   18.95   $  18.39   $  17.49   $  16.83   $  16.13
                                                               =========   ========   ========   ========   ========

Total return................................................      3.05 %     5.17 %     3.92 %     4.36 %     4.37 %
Ratios and supplemental data:

  Net assets at end of year (in thousands)..................   $  82,417   $ 60,279   $ 56,070   $ 24,576   $ 16,440

  Ratio of net investment income (loss) to average net
    assets..................................................      2.80 %     5.05 %     3.87 %     4.24 %     4.28 %

  Ratio of expenses to average net assets...................      0.90 %     0.90 %     0.90 %     0.90 %     0.90 %

                                                                             WRL AEGON BOND SUBACCOUNT
                                                               -----------------------------------------------------
                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                 2001        2000       1999       1998       1997
                                                               ---------   --------   --------   --------   --------
Accumulation unit value, beginning of year..................   $   24.19   $  22.01   $  22.89   $  21.12   $  19.53
                                                               ---------   --------   --------   --------   --------

  Income from operations:

    Net investment income (loss)............................       (0.06)      1.04       1.13       1.01       1.01

    Net realized and unrealized gain (loss) on investment...        1.78       1.14      (2.01)      0.76       0.58
                                                               ---------   --------   --------   --------   --------

      Net income (loss) from operations.....................        1.72       2.18      (0.88)      1.77       1.59
                                                               ---------   --------   --------   --------   --------

Accumulation unit value, end of year........................   $   25.91   $  24.19   $  22.01   $  22.89   $  21.12
                                                               =========   ========   ========   ========   ========

Total return................................................      7.11 %     9.90 %    (3.81)%     8.34 %     8.18 %
Ratios and supplemental data:

  Net assets at end of year (in thousands)..................   $  44,709   $ 25,935   $ 27,129   $ 24,934   $ 17,657

  Ratio of net investment income (loss) to average net
    assets..................................................     (0.24)%     4.58 %     5.10 %     4.58 %     5.06 %

  Ratio of expenses to average net assets...................      0.90 %     0.90 %     0.90 %     0.90 %     0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                           WRL JANUS GROWTH SUBACCOUNT
                                                          -------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                          -------------------------------------------------------------
                                                             2001         2000         1999         1998        1997
                                                          ----------   ----------   -----------   ---------   ---------
Accumulation unit value, beginning of year.............   $   102.61   $   145.70   $     92.07   $   56.48   $   48.48
                                                          ----------   ----------   -----------   ---------   ---------
  Income from operations:
    Net investment income (loss).......................        (0.73)       16.41         25.03        0.13        5.83
    Net realized and unrealized gain (loss) on
      investment.......................................       (28.87)      (59.50)        28.60       35.46        2.17
                                                          ----------   ----------   -----------   ---------   ---------
      Net income (loss) from operations................       (29.60)      (43.09)        53.63       35.59        8.00
                                                          ----------   ----------   -----------   ---------   ---------
Accumulation unit value, end of year...................   $    73.01   $   102.61   $    145.70   $   92.07   $   56.48
                                                          ==========   ==========   ===========   =========   =========
Total return...........................................     (28.85)%     (29.58)%       58.25 %     63.01 %     16.50 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).............   $  699,663   $  961,015   $ 1,353,957   $ 798,027   $ 450,271

  Ratio of net investment income (loss) to average net
    assets.............................................      (0.90)%      11.75 %       22.67 %      0.19 %     10.84 %
  Ratio of expenses to average net assets..............       0.90 %       0.90 %        0.90 %      0.90 %      0.90 %

                                                                           WRL JANUS GLOBAL SUBACCOUNT
                                                          -------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                          -------------------------------------------------------------
                                                             2001         2000         1999         1998        1997
                                                          ----------   ----------   -----------   ---------   ---------
Accumulation unit value, beginning of year.............   $    31.79   $    38.91   $     22.94   $   17.80   $   15.13
                                                          ----------   ----------   -----------   ---------   ---------
  Income from operations:
    Net investment income (loss).......................         0.00         7.93          2.44        0.82        2.30
    Net realized and unrealized gain (loss) on
      investment.......................................        (7.48)      (15.05)        13.53        4.32        0.37
                                                          ----------   ----------   -----------   ---------   ---------
      Net income (loss) from operations................        (7.48)       (7.12)        15.97        5.14        2.67
                                                          ----------   ----------   -----------   ---------   ---------
Accumulation unit value, end of year...................   $    24.31   $    31.79   $     38.91   $   22.94   $   17.80
                                                          ==========   ==========   ===========   =========   =========
Total return...........................................     (23.53)%     (18.28)%       69.58 %     28.86 %     17.69 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).............   $  313,912   $  410,109   $   451,498   $ 233,256   $ 145,017

  Ratio of net investment income (loss) to average net
    assets.............................................       0.01 %      20.55 %        9.07 %      3.92 %     13.39 %
  Ratio of expenses to average net assets..............       0.90 %       0.90 %        0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                   WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                          ------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                          ------------------------------------------------------------
                                                             2001         2000         1999        1998        1997
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, beginning of year.............   $    21.77   $    22.82   $    20.55   $   18.91   $   15.66
                                                          ----------   ----------   ----------   ---------   ---------
  Income from operations:
    Net investment income (loss).......................        (0.09)        1.63         1.68        0.71        1.56
    Net realized and unrealized gain (loss) on
      investment.......................................        (0.58)       (2.68)        0.59        0.93        1.69
                                                          ----------   ----------   ----------   ---------   ---------
      Net income (loss) from operations................        (0.67)       (1.05)        2.27        1.64        3.25
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, end of year...................   $    21.10   $    21.77   $    22.82   $   20.55   $   18.91
                                                          ==========   ==========   ==========   =========   =========
Total return...........................................      (3.06)%      (4.62)%      11.07 %      8.66 %     20.77 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).............   $   95,331   $   98,466   $  106,665   $  98,926   $  80,753

  Ratio of net investment income (loss) to average net
    assets.............................................      (0.44)%       7.43 %       7.93 %      3.67 %      8.89 %
  Ratio of expenses to average net assets..............       0.90 %       0.90 %       0.90 %      0.90 %      0.90 %

                                                                   WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
                                                          ------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                          ------------------------------------------------------------
                                                             2001         2000         1999        1998        1997
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, beginning of year.............   $    56.74   $    64.99   $    31.96   $   23.48   $   19.51
                                                          ----------   ----------   ----------   ---------   ---------
  Income from operations:
    Net investment income (loss).......................        (0.35)       16.83         9.32        0.91        2.20
    Net realized and unrealized gain (loss) on
      investment.......................................       (18.85)      (25.08)       23.71        7.57        1.77
                                                          ----------   ----------   ----------   ---------   ---------
      Net income (loss) from operations................       (19.20)       (8.25)       33.03        8.48        3.97
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, end of year...................   $    37.54   $    56.74   $    64.99   $   31.96   $   23.48
                                                          ==========   ==========   ==========   =========   =========
Total return...........................................     (33.83)%     (12.70)%     103.33 %     36.11 %     20.37 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).............   $  386,903   $  580,202   $  608,130   $ 262,665   $ 164,702

  Ratio of net investment income (loss) to average net
    assets.............................................      (0.82)%      23.62 %      23.19 %      3.44 %     10.18 %
  Ratio of expenses to average net assets..............       0.90 %       0.90 %       0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                   WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                      ----------------------------------------------------------------
                                                                                DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                         2001          2000          1999         1998         1997
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, beginning of year.........   $     30.40   $     44.67   $    26.67   $    18.10   $    14.70
                                                      -----------   -----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)...................         (0.23)         4.76         4.90         1.33         1.75

    Net realized and unrealized gain (loss) on
      investment...................................         (5.00)       (19.03)       13.10         7.24         1.65
                                                      -----------   -----------   ----------   ----------   ----------
      Net income (loss) from operations............         (5.23)       (14.27)       18.00         8.57         3.40
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, end of year...............   $     25.17   $     30.40   $    44.67   $    26.67   $    18.10
                                                      ===========   ===========   ==========   ==========   ==========
Total return.......................................      (17.20)%      (31.94)%      67.52 %      47.36 %      23.14 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).........   $   248,752   $   280,172   $  354,178   $  177,857   $   94,652
  Ratio of net investment income (loss) to average
    net assets.....................................       (0.90)%       11.65 %      15.54 %       6.20 %      10.26 %
  Ratio of expenses to average net assets..........        0.90 %        0.90 %       0.90 %       0.90 %       0.90 %

                                                                       WRL AEGON BALANCED SUBACCOUNT
                                                      ----------------------------------------------------------------
                                                                                DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                         2001          2000          1999         1998         1997
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, beginning of year.........   $     16.08   $     15.33   $    15.02   $    14.17   $    12.21
                                                      -----------   -----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)...................         (0.07)         0.17         0.19         0.25         1.55

    Net realized and unrealized gain (loss) on
      investment...................................         (0.54)         0.58         0.12         0.60         0.41
                                                      -----------   -----------   ----------   ----------   ----------
      Net income (loss) from operations............         (0.61)         0.75         0.31         0.85         1.96
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, end of year...............   $     15.47   $     16.08   $    15.33   $    15.02   $    14.17
                                                      ===========   ===========   ==========   ==========   ==========
Total return.......................................       (3.80)%        4.88 %       2.11 %       5.98 %      16.06 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).........   $    22,061   $    20,952   $   18,183   $   14,864   $   10,716
  Ratio of net investment income (loss) to average
    net assets.....................................       (0.46)%        1.10 %       1.26 %       1.76 %      11.62 %
  Ratio of expenses to average net assets..........        0.90 %        0.90 %       0.90 %       0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                      WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                              --------------------------------------------------------
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2001        2000        1999        1998       1997
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year..................  $   19.93   $   15.57   $   16.44   $  16.09   $   13.03
                                                              ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss)............................       0.21        0.85        1.05       0.77        2.61
    Net realized and unrealized gain (loss) on investment...       2.71        3.51       (1.92)     (0.42)       0.45
                                                              ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations.....................       2.92        4.36       (0.87)      0.35        3.06
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year........................  $   22.85   $   19.93   $   15.57   $  16.44   $   16.09
                                                              =========   =========   =========   ========   =========
Total return................................................    14.67 %     28.01 %     (5.31)%     2.13 %     23.54 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $  57,831   $  26,883   $  17,389   $ 16,047   $   9,063
  Ratio of net investment income (loss) to average net
    assets..................................................     0.95 %      5.00 %      6.51 %     4.83 %     18.50 %
  Ratio of expenses to average net assets...................     0.90 %      0.90 %      0.90 %     0.90 %      0.90 %

                                                                     WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
                                                              --------------------------------------------------------
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2001        2000        1999        1998       1997
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year..................  $   18.19   $   15.66   $   16.74   $  15.60   $   13.50
                                                              ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss)............................       0.10        1.20        0.41       1.58        1.20
    Net realized and unrealized gain (loss) on investment...       0.18        1.33       (1.49)     (0.44)       0.90
                                                              ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations.....................       0.28        2.53       (1.08)      1.14        2.10
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year........................  $   18.47   $   18.19   $   15.66   $  16.74   $   15.60
                                                              =========   =========   =========   ========   =========
Total return................................................     1.54 %     16.16 %     (6.48)%     7.36 %     15.55 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $  41,934   $  34,213   $  33,317   $ 39,904   $  29,123
  Ratio of net investment income (loss) to average net
    assets..................................................     0.55 %      7.33 %      2.50 %     9.69 %      8.14 %
  Ratio of expenses to average net assets...................     0.90 %      0.90 %      0.90 %     0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                       WRL C.A.S.E. GROWTH SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2001         2000        1999        1998        1997
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    13.04   $    16.60   $   12.51   $   12.32   $   10.81
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................         1.14         2.56        1.52        1.24        1.51
    Net realized and unrealized gain (loss) on
      investment......................................        (5.09)       (6.12)       2.57       (1.05)       0.00
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (3.95)       (3.56)       4.09        0.19        1.51
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $     9.09   $    13.04   $   16.60   $   12.51   $   12.32
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (30.31)%     (21.42)%     32.65 %      1.56 %     14.00 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)............   $   17,847   $   22,344   $  27,509   $  17,730   $  11,946
  Ratio of net investment income (loss) to average net
    assets............................................       9.90 %      16.28 %     10.16 %     10.21 %     12.65 %
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

                                                                       WRL NWQ VALUE EQUITY SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2001         2000        1999        1998        1997
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    16.07   $    14.08   $   13.16   $   13.94   $   11.25
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................        (0.12)        0.23        0.20        0.95        0.14
    Net realized and unrealized gain (loss) on
      investment......................................        (0.31)        1.76        0.72       (1.73)       2.55
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (0.43)        1.99        0.92       (0.78)       2.69
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $    15.64   $    16.07   $   14.08   $   13.16   $   13.94
                                                         ==========   ==========   =========   =========   =========
Total return..........................................      (2.68)%      14.17 %      6.98 %     (5.63)%     23.93 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)............   $   32,890   $   28,888   $  26,678   $  26,083   $  26,714
  Ratio of net investment income (loss) to average net
    assets............................................      (0.75)%       1.58 %      1.42 %      6.84 %      1.05 %
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                     WRL INTERNATIONAL EQUITY SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2001         2000        1999        1998       1997(1)
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    12.43   $    14.76   $   11.92   $   10.65   $   10.00
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................         0.25         2.00        0.62       (0.09)      (0.03)
    Net realized and unrealized gain (loss) on
      investment......................................        (3.25)       (4.33)       2.22        1.36        0.68
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (3.00)       (2.33)       2.84        1.27        0.65
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $     9.43   $    12.43   $   14.76   $   11.92   $   10.65
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (24.12)%     (15.75)%     23.84 %     11.84 %      6.54 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)............   $    8,183   $    7,944   $   7,013   $   5,827   $   2,289
  Ratio of net investment income (loss) to average net
    assets............................................       2.40 %      15.54 %      5.09 %     (0.81)%     (0.28)%
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

                                                                        WRL GE U.S. EQUITY SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2001         2000        1999        1998       1997(1)
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    17.69   $    17.99   $   15.33   $   12.59   $   10.00
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................        (0.12)        0.68        1.38        0.73        0.99
    Net realized and unrealized gain (loss) on
      investment......................................        (1.60)       (0.98)       1.28        2.01        1.60
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (1.72)       (0.30)       2.66        2.74        2.59
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $    15.97   $    17.69   $   17.99   $   15.33   $   12.59
                                                         ==========   ==========   =========   =========   =========
Total return..........................................      (9.69)%      (1.67)%     17.35 %     21.78 %     25.89 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)............   $   31,020   $   29,771   $  26,416   $  14,084   $   3,258
  Ratio of net investment income (loss) to average net
    assets............................................      (0.72)%       3.81 %      8.27 %      5.30 %      8.28 %
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                           WRL THIRD AVENUE VALUE
                                                                                 SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                 2001        2000        1999       1998(1)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, beginning of year..................   $   14.22   $   10.59   $    9.23   $    10.00
                                                               ---------   ---------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.11)       0.60        0.19        (0.05)
    Net realized and unrealized gain (loss)
      on investment.........................................        0.85        3.03        1.17        (0.72)
                                                               ---------   ---------   ---------   ----------
      Net income (loss) from operations.....................        0.74        3.63        1.36        (0.77)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, end of year........................   $   14.96   $   14.22   $   10.59   $     9.23
                                                               =========   =========   =========   ==========
Total return................................................      5.22 %     34.26 %     14.68 %      (7.67)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $  34,345   $  16,735   $   3,411   $    2,807
  Ratio of net investment income (loss) to
    average net assets......................................     (0.78)%      4.53 %      1.98 %      (0.52)%
  Ratio of expenses to average net assets...................      0.90 %      0.90 %      0.90 %       0.90 %

                                                                   WRL J.P. MORGAN REAL ESTATE SECURITIES
                                                                                 SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                 2001        2000        1999       1998(1)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, beginning of year..................   $   10.36   $    8.06   $    8.46   $    10.00
                                                               ---------   ---------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................        0.21        0.10        0.07        (0.05)
    Net realized and unrealized gain (loss)
      on investment.........................................        0.83        2.20       (0.47)       (1.49)
                                                               ---------   ---------   ---------   ----------
      Net income (loss) from operations.....................        1.04        2.30       (0.40)       (1.54)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, end of year........................   $   11.40   $   10.36   $    8.06   $     8.46
                                                               =========   =========   =========   ==========
Total return................................................     10.06 %     28.46 %     (4.63)%     (15.44)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $   7,899   $   2,476   $     627   $      709
  Ratio of net investment income (loss) to
    average net assets......................................      1.92 %      1.07 %      0.95 %      (0.90)%
  Ratio of expenses to average net assets...................      0.90 %      0.90 %      0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                    WRL GOLDMAN SACHS GROWTH
                                                                           SUBACCOUNT
                                                               ----------------------------------
                                                                          DECEMBER 31,
                                                               ----------------------------------
                                                                  2001        2000       1999(1)
                                                               ----------   ---------   ---------
Accumulation unit value, beginning of year..................   $    10.29   $   11.29   $   10.00
                                                               ----------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.01)       0.06       (0.05)
    Net realized and unrealized gain (loss)
      on investment.........................................        (1.52)      (1.06)       1.34
                                                               ----------   ---------   ---------
      Net income (loss) from operations.....................        (1.53)      (1.00)       1.29
                                                               ----------   ---------   ---------
Accumulation unit value, end of year........................   $     8.76   $   10.29   $   11.29
                                                               ==========   =========   =========
Total return................................................     (14.86)%     (8.84)%     12.91 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $    3,750   $   1,627   $     977
  Ratio of net investment income (loss) to
    average net assets......................................      (0.08)%      0.59 %     (0.90)%
  Ratio of expenses to average net assets...................       0.90 %      0.90 %      0.90 %

                                                                        WRL MUNDER NET50
                                                                           SUBACCOUNT
                                                               ----------------------------------
                                                                          DECEMBER 31,
                                                               ----------------------------------
                                                                  2001        2000       1999(1)
                                                               ----------   ---------   ---------
Accumulation unit value, beginning of year..................   $    10.80   $   10.92   $   10.00
                                                               ----------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.03)       0.22        0.76
    Net realized and unrealized gain (loss)
      on investment.........................................        (2.79)      (0.34)       0.16
                                                               ----------   ---------   ---------
      Net income (loss) from operations.....................        (2.82)      (0.12)       0.92
                                                               ----------   ---------   ---------
Accumulation unit value, end of year........................   $     7.98   $   10.80   $   10.92
                                                               ==========   =========   =========
Total return................................................     (26.09)%     (1.15)%      9.23 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $    2,804   $     862   $     344
  Ratio of net investment income (loss) to
    average net assets......................................      (0.29)%      2.00 %     15.66 %
  Ratio of expenses to average net assets...................       0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                              WRL
                                                                         T. ROWE PRICE
                                                                        DIVIDEND GROWTH
                                                                           SUBACCOUNT
                                                               ----------------------------------
                                                                          DECEMBER 31,
                                                               ----------------------------------
                                                                  2001        2000       1999(1)
                                                               ----------   ---------   ---------
Accumulation unit value, beginning of year..................   $     9.98   $    9.16   $   10.00
                                                               ----------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.08)      (0.04)      (0.04)
    Net realized and unrealized gain (loss) on investment...        (0.42)       0.86       (0.80)
                                                               ----------   ---------   ---------
      Net income (loss) from operations.....................        (0.50)       0.82       (0.84)
                                                               ----------   ---------   ---------
Accumulation unit value, end of year........................   $     9.48   $    9.98   $    9.16
                                                               ==========   =========   =========
Total return................................................      (5.02)%      8.89 %     (8.37)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $    3,419   $     985   $     501
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%     (0.42)%     (0.90)%
  Ratio of expenses to average net assets...................       0.90 %      0.90 %      0.90 %

                                                                              WRL
                                                                         T. ROWE PRICE
                                                                           SMALL CAP
                                                                           SUBACCOUNT
                                                               ----------------------------------
                                                                          DECEMBER 31,
                                                               ----------------------------------
                                                                  2001        2000       1999(1)
                                                               ----------   ---------   ---------
Accumulation unit value, beginning of year..................   $    11.17   $   12.31   $   10.00
                                                               ----------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.09)       0.04        0.41
    Net realized and unrealized gain (loss) on investment...        (1.09)      (1.18)       1.90
                                                               ----------   ---------   ---------
      Net income (loss) from operations.....................        (1.18)      (1.14)       2.31
                                                               ----------   ---------   ---------
Accumulation unit value, end of year........................   $     9.99   $   11.17   $   12.31
                                                               ==========   =========   =========
Total return................................................     (10.52)%     (9.27)%     23.09 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $    6,832   $   2,568   $     925
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%      0.29 %      8.13 %
  Ratio of expenses to average net assets...................       0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                               WRL
                                                                         SALOMON ALL CAP
                                                                           SUBACCOUNT
                                                               -----------------------------------
                                                                          DECEMBER 31,
                                                               -----------------------------------
                                                                  2001         2000       1999(1)
                                                               ----------   ----------   ---------
Accumulation unit value, beginning of year..................   $    12.55   $    10.70   $   10.00
                                                               ----------   ----------   ---------
  Income from operations:
    Net investment income (loss)............................         0.11         0.23        0.40
    Net realized and unrealized gain (loss) on investment...         0.04         1.62        0.30
                                                               ----------   ----------   ---------
      Net income (loss) from operations.....................         0.15         1.85        0.70
                                                               ----------   ----------   ---------
Accumulation unit value, end of year........................   $    12.70   $    12.55   $   10.70
                                                               ==========   ==========   =========
Total return................................................       1.18 %      17.24 %      7.02 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $   30,526   $    8,072   $     383
  Ratio of net investment income (loss) to average net
    assets..................................................       0.89 %       1.91 %      8.07 %
  Ratio of expenses to average net assets...................       0.90 %       0.90 %      0.90 %

                                                                               WRL
                                                                         PILGRIM BAXTER
                                                                         MID CAP GROWTH
                                                                           SUBACCOUNT
                                                               -----------------------------------
                                                                          DECEMBER 31,
                                                               -----------------------------------
                                                                  2001         2000       1999(1)
                                                               ----------   ----------   ---------
Accumulation unit value, beginning of year..................   $    13.56   $    15.98   $   10.00
                                                               ----------   ----------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.09)        0.04        0.04
    Net realized and unrealized gain (loss) on investment...        (4.86)       (2.46)       5.94
                                                               ----------   ----------   ---------
      Net income (loss) from operations.....................        (4.95)       (2.42)       5.98
                                                               ----------   ----------   ---------
Accumulation unit value, end of year........................   $     8.61   $    13.56   $   15.98
                                                               ==========   ==========   =========
Total return................................................     (36.50)%     (15.16)%     59.78 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $   32,867   $   39,702   $   5,065
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%       0.25 %      0.62 %
  Ratio of expenses to average net assets...................       0.90 %       0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                       WRL                             WRL
                                                                     DREYFUS                       VALUE LINE
                                                                     MID CAP                    AGGRESSIVE GROWTH
                                                                    SUBACCOUNT                     SUBACCOUNT
                                                        ----------------------------------   -----------------------
                                                                   DECEMBER 31,                   DECEMBER 31,
                                                        ----------------------------------   -----------------------
                                                           2001        2000       1999(1)       2001       2000(1)
                                                        ----------   ---------   ---------   ----------   ----------
Accumulation unit value, beginning of year...........   $    11.35   $   10.14   $   10.00   $     8.98   $    10.00
                                                        ----------   ---------   ---------   ----------   ----------
  Income from operations:
    Net investment income (loss).....................         0.05        0.23       (0.04)       (0.07)       (0.06)
    Net realized and unrealized gain (loss) on
      investment.....................................        (0.59)       0.98        0.18        (0.94)       (0.96)
                                                        ----------   ---------   ---------   ----------   ----------
      Net income (loss) from operations..............        (0.54)       1.21        0.14        (1.01)       (1.02)
                                                        ----------   ---------   ---------   ----------   ----------
Accumulation unit value, end of year.................   $    10.81   $   11.35   $   10.14   $     7.97   $     8.98
                                                        ==========   =========   =========   ==========   ==========
Total return.........................................      (4.80)%     11.91 %      1.44 %     (11.21)%     (10.24)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)...........   $    5,325   $   1,811   $     337   $    1,283   $    1,067
  Ratio of net investment income (loss) to average
    net assets.......................................       0.44 %      2.02 %     (0.90)%      (0.90)%      (0.90)%
  Ratio of expenses to average net assets............       0.90 %      0.90 %      0.90 %       0.90 %       0.90 %

                                                                 WRL                                   WRL
                                                           GREAT COMPANIES-                     GREAT COMPANIES-
                                                             AMERICA(SM)                         TECHNOLOGY(SM)
                                                              SUBACCOUNT                           SUBACCOUNT
                                                        ----------------------               -----------------------
                                                             DECEMBER 31,                         DECEMBER 31,
                                                        ----------------------               -----------------------
                                                           2001       2000(1)                   2001       2000(1)
                                                        ----------   ---------               ----------   ----------
Accumulation unit value, beginning of year...........   $    11.31   $   10.00               $     6.70   $    10.00
                                                        ----------   ---------               ----------   ----------
  Income from operations:
    Net investment income (loss).....................        (0.05)      (0.06)                   (0.04)       (0.05)
    Net realized and unrealized gain (loss) on
      investment.....................................        (1.42)       1.37                    (2.47)       (3.25)
                                                        ----------   ---------               ----------   ----------
      Net income (loss) from operations..............        (1.47)       1.31                    (2.51)       (3.30)
                                                        ----------   ---------               ----------   ----------
Accumulation unit value, end of year.................   $     9.84   $   11.31               $     4.19   $     6.70
                                                        ==========   =========               ==========   ==========
Total return.........................................     (12.98)%     13.12 %                 (37.51)%     (33.01)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)...........   $   16,607   $   8,491               $    6,147   $    2,788
  Ratio of net investment income (loss) to average
    net assets.......................................      (0.56)%     (0.90)%                  (0.90)%      (0.90)%
  Ratio of expenses to average net assets............       0.90 %      0.90 %                   0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                        WRL                            WRL
                                                                 GREAT COMPANIES-                    GABELLI
                                                                     GLOBAL(2)                    GLOBAL GROWTH
                                                                    SUBACCOUNT                      SUBACCOUNT
                                                           -----------------------------     ------------------------
                                                                   DECEMBER 31,                    DECEMBER 31,
                                                           -----------------------------     ------------------------
                                                                2001           2000(1)          2001         2000(1)
                                                           --------------     ----------     ----------     ---------
Accumulation unit value, beginning of year..............     $     8.52       $    10.00     $     9.07     $   10.00
                                                             ----------       ----------     ----------     ---------
  Income from operations:
    Net investment income (loss)........................          (0.06)           (0.03)         (0.06)        (0.03)
    Net realized and unrealized gain (loss) on
      investment........................................          (1.44)           (1.45)         (0.93)        (0.90)
                                                             ----------       ----------     ----------     ---------
      Net income (loss) from operations.................          (1.50)           (1.48)         (0.99)        (0.93)
                                                             ----------       ----------     ----------     ---------
Accumulation unit value, end of year....................     $     7.02       $     8.52     $     8.08     $    9.07
                                                             ==========       ==========     ==========     =========
Total return............................................       (17.58)%         (14.84)%       (10.92)%       (9.27)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..............     $    2,238       $      494     $    7,590     $     971

  Ratio of net investment income (loss) to average net
    assets..............................................        (0.90)%          (0.90)%        (0.75)%       (0.90)%
  Ratio of expenses to average net assets...............         0.90 %           0.90 %         0.90 %        0.90 %

                                                                WRL
                                                                LKCM
                                                           CAPITAL GROWTH
                                                             SUBACCOUNT
                                                           --------------
                                                            DECEMBER 31,
                                                           --------------
                                                              2001(1)
                                                           --------------
Accumulation unit value, beginning of year..............     $    10.00
                                                             ----------
  Income from operations:
    Net investment income (loss)........................          (0.00)
    Net realized and unrealized gain (loss) on
      investment........................................          (3.57)
                                                             ----------
      Net income (loss) from operations.................          (3.57)
                                                             ----------
Accumulation unit value, end of year....................     $     6.43
                                                             ==========
Total return............................................       (35.70)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..............     $    1,157

  Ratio of net investment income (loss) to average net
    assets..............................................        (0.07)%
  Ratio of expenses to average net assets...............         0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                  FIDELITY VIP III              FIDELITY VIP II
                                                                GROWTH OPPORTUNITIES             CONTRAFUND(R)
                                                                     SUBACCOUNT                    SUBACCOUNT
                                                              -------------------------     ------------------------
                                                                    DECEMBER 31,                  DECEMBER 31,
                                                              -------------------------     ------------------------
                                                                 2001         2000(1)          2001         2000(1)
                                                              ----------     ----------     ----------     ---------
Accumulation unit value, beginning of year.................   $     8.56     $    10.00     $     9.38     $   10.00
                                                              ----------     ----------     ----------     ---------
  Income from operations:
    Net investment income (loss)...........................        (0.05)         (0.06)         (0.04)        (0.06)
    Net realized and unrealized gain (loss) on
      investment...........................................        (1.26)         (1.38)         (1.20)        (0.56)
                                                              ----------     ----------     ----------     ---------
      Net income (loss) from operations....................        (1.31)         (1.44)         (1.24)        (0.62)
                                                              ----------     ----------     ----------     ---------
Accumulation unit value, end of year.......................   $     7.25     $     8.56     $     8.14     $    9.38
                                                              ==========     ==========     ==========     =========
Total return...............................................     (15.40)%       (14.36)%       (13.25)%       (6.16)%
Ratios and supplemental data:
  Net assets at end of year (in thousands).................   $    1,397     $      562     $    3,335     $   1,030
  Ratio of net investment income (loss) to average net
    assets.................................................      (0.65)%        (0.90)%        (0.45)%       (0.90)%
  Ratio of expenses to average net assets..................       0.90 %         0.90 %         0.90 %        0.90 %

                                                                    FIDELITY VIP
                                                                    EQUITY-INCOME
                                                                     SUBACCOUNT
                                                              -------------------------
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001         2000(1)
                                                              ----------     ----------
Accumulation unit value, beginning of year.................   $    10.99     $    10.00
                                                              ----------     ----------
  Income from operations:
    Net investment income (loss)...........................        (0.04)         (0.06)
    Net realized and unrealized gain (loss) on
      investment...........................................        (0.63)          1.05
                                                              ----------     ----------
      Net income (loss) from operations....................        (0.67)          0.99
                                                              ----------     ----------
Accumulation unit value, end of year.......................   $    10.32     $    10.99
                                                              ==========     ==========
Total return...............................................      (6.07)%         9.91 %
Ratios and supplemental data:
  Net assets at end of year (in thousands).................   $    4,161     $      307
  Ratio of net investment income (loss) to average net
    assets.................................................      (0.35)%        (0.90)%
  Ratio of expenses to average net assets..................       0.90 %         0.90 %

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the separate account and excludes expenses incurred directly by the underlying funds.

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered

0110-0237837
in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.

                                            /s/ ERNST & YOUNG LLP

Des Moines, Iowa
February 15, 2002

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                                                       DECEMBER 31
                                                                  2001            2000
                                                               ---------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                             $  141,080      $    25,465
   Bonds                                                           78,489           92,652
   Common stocks:
      Affiliated entities (cost: 2001 -- $543 and
         2000 -- $243)                                              5,903            4,164
      Other (cost: 2001 and 2000 -- $302)                             472              352
   Mortgage loans on real estate                                   13,821           14,041
      Home office properties                                       43,520           33,571
      Investment properties                                            --           10,808
      Policy loans                                                285,178          284,335
      Other invested assets                                        19,558           10,091
                                                               ---------------------------
Total cash and invested assets                                    588,021          475,479
Net deferred income taxes                                           8,444               --
Federal and foreign income taxes recoverable                           --           22,547
Premiums deferred and uncollected                                   1,237              908
Accrued investment income                                           1,463            1,475
Cash surrender value of life insurance policies                    52,254           49,787
Other assets                                                        7,563            5,905
Separate account assets                                         8,093,342       10,190,653
                                                               ---------------------------
   Total admitted assets                                       $8,752,324      $10,746,754
                                                               ===========================

See accompanying notes.

0110-0237837

                                                                       DECEMBER 31
                                                                  2001            2000
                                                               ---------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
      Life                                                     $  399,187      $   400,695
      Annuity                                                     336,587          288,370
   Policy and contract claim reserves                              14,358           13,474
   Liability for deposit-type contracts                            15,754            9,909
   Other policyholders' funds                                          60               38
   Remittances and items not allocated                             14,493           21,192
   Federal and foreign income taxes payable                        26,150               --
Transfers to separate account due or accrued                     (493,930)        (480,404)
   Asset valuation reserve                                          4,299            4,726
   Interest maintenance reserve                                     4,861            5,934
   Short-term note payable to affiliate                                --           71,400
   Payable to affiliate                                               645           17,406
   Other liabilities                                               92,231           62,528
   Separate account liabilities                                 8,089,904       10,185,342
                                                               ---------------------------
Total liabilities                                               8,504,599       10,600,610
Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
      authorized and 2,500,000 shares issued and
      outstanding                                                   2,500            2,500
   Paid-in surplus                                                150,107          120,107
   Unassigned surplus                                              95,118           23,537
                                                               ---------------------------
Total capital and surplus                                         247,725          146,144
                                                               ---------------------------
Total liabilities and capital and surplus                      $8,752,324      $10,746,754
                                                               ===========================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                  Statements of Operations -- Statutory Basis
                             (Dollars in Thousands)

                                                                      YEAR ENDED DECEMBER 31
                                                               2001            2000            1999
                                                            ------------------------------------------
Revenues:
   Premiums and other considerations, net of
      reinsurance:
      Life                                                  $  653,398      $  741,937      $  584,729
      Annuity                                                  625,117       1,554,430       1,104,525
   Net investment income                                        44,424          47,867          39,589
   Amortization of interest maintenance reserve                  1,440           1,656           1,751
   Commissions and expense allowances on reinsurance
      ceded                                                    (10,789)          1,648           4,178
   Income from fees associated with investment
      management, administration and contract guarantees
      for separate accounts                                    108,673         149,086         104,775
   Other income                                                 16,386          58,531          44,366
                                                            ------------------------------------------
                                                             1,438,649       2,555,155       1,883,913
Benefits and expenses:
   Benefits paid or provided for:
      Life                                                      56,155          58,813          35,591
      Surrender benefits                                       800,264         888,060         689,535
      Other benefits                                            57,032          47,855          32,201
      Increase (decrease) in aggregate reserves for
         policies and contracts:
         Life                                                   10,100          98,557          70,542
         Annuity                                                48,217          (9,665)          3,446
         Other                                                       -              67            (121)
                                                            ------------------------------------------
                                                               971,768       1,083,687         831,194
Insurance expenses:
   Commissions                                                 176,023         316,337         246,334
   General insurance expenses                                  110,808         120,798         112,536
   Taxes, licenses and fees                                     18,714          23,193          19,019
   Net transfers to separate accounts                          216,797       1,068,213         625,598
   Other expenses                                                  556              36               -
                                                            ------------------------------------------
                                                               522,898       1,528,577       1,003,487
                                                            ------------------------------------------
                                                             1,494,666       2,612,264       1,834,681
                                                            ------------------------------------------
Gain (loss) from operations before federal income tax
   expense (benefit) and net realized capital gains
   (losses) on investments                                     (56,017)        (57,109)         49,232
Federal income tax expense (benefit)                             3,500         (17,470)         11,816
                                                            ------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                               (59,517)        (39,639)         37,416
Net realized capital gains (losses) on investments (net
   of related federal income taxes and amounts
   transferred to interest maintenance reserve)                    100            (856)           (716)
                                                            ------------------------------------------
Net income (loss)                                           $  (59,417)     $  (40,495)     $   36,700
                                                            ==========================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

        Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in Thousands)

                                                                                         TOTAL
                                            COMMON      PAID-IN       UNASSIGNED      CAPITAL AND
                                            STOCK       SURPLUS        SURPLUS          SURPLUS
                                            -----------------------------------------------------
Balance at January 1, 1999                  $1,500      $120,107       $ 21,973        $143,580
   Net income                                  --             --         36,700          36,700
   Change in net unrealized capital
      gains                                    --             --          1,421           1,421
   Change in non-admitted assets               --             --            703             703
   Change in asset valuation reserve           --             --           (961)           (961)
   Change in surplus in separate
      accounts                                 --             --            451             451
   Transfer from unassigned surplus to
      common stock (stock dividend)         1,000             --         (1,000)             --
   Settlement of prior period tax
      returns                                  --             --          1,000           1,000
   Tax benefits on stock options
      exercised                                --             --          2,022           2,022
                                            -----------------------------------------------------
Balance at December 31, 1999                2,500        120,107         62,309         184,916
  Net loss                                     --             --        (40,495)        (40,495)
   Change in net unrealized capital
      gains                                    --             --          1,571           1,571
   Change in non-admitted assets               --             --         (1,359)         (1,359)
   Change in asset valuation reserve           --             --           (917)           (917)
   Change in surplus in separate
      accounts                                 --             --           (314)           (314)
   Settlement of prior period tax
      returns                                  --             --             30              30
   Tax benefits on stock options
      exercised                                --             --          2,712           2,712
                                            -----------------------------------------------------
Balance at December 31, 2000                2,500        120,107         23,537         146,144
   Net loss                                    --             --        (59,417)        (59,417)
   Capital contribution                        --         30,000             --          30,000
   Cumulative effect of change in
      accounting principles                                              12,312          12,312
   Change in valuation basis                   --             --         11,609          11,609
   Change in net deferred income tax
      asset                                    --             --        (11,733)        (11,733)
   Surplus effect of reinsurance
      transaction                              --             --         11,851          11,851
   Change in net unrealized capital
      gains                                    --             --         (1,281)         (1,281)
   Change in non-admitted assets               --             --          9,076           9,076
   Change in asset valuation reserve           --             --            427             427
   Change in surplus in separate
      accounts                                 --             --         97,374          97,374
   Tax benefits on stock options
      exercised                                --             --          1,363           1,363
                                            -----------------------------------------------------
Balance at December 31, 2001                $2,500      $150,107       $ 95,118        $247,725
                                            =====================================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in Thousands)

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of
  reinsurance                                       $1,295,480      $2,356,441      $1,738,870
Net investment income received                          45,355          51,583          44,235
Life and accident and health claims paid               (55,303)        (55,030)        (35,872)
Surrender benefits and other fund withdrawals
  paid                                                (800,321)       (888,060)       (689,535)
Other benefits paid to policyholders                   (56,598)        (43,721)        (32,642)
Commissions, other expenses and other taxes           (315,087)       (456,874)       (382,372)
Net transfers to separate accounts                     (27,317)       (935,755)       (628,762)
Federal income taxes received (paid)                    46,560          (8,236)         (9,637)
                                                    ------------------------------------------
Net cash provided by operating activities              132,769          20,348           4,285
INVESTING ACTIVITIES
Proceeds from investments sold, matured or
  repaid:
   Bonds                                                29,163          45,079         114,177
   Mortgage loans on real estate                           282             227             212
   Other                                                  (170)            345              18
                                                    ------------------------------------------
                                                        29,275          45,651         114,407
Cost of investments acquired:
   Bonds                                               (14,445)        (18,005)        (49,279)
   Common stocks                                          (300)             --              --
   Mortgage loans on real estate                            --          (5,003)             (1)
   Investment properties                                   (13)           (108)           (286)
   Policy loans                                           (843)       (101,360)        (69,993)
   Other invested assets                               (12,394)        (11,203)             --
  Other                                                     --              --            (855)
                                                    ------------------------------------------
                                                       (27,995)       (135,679)       (120,414)
                                                    ------------------------------------------
Net cash provided by (used in) investing
  activities                                             1,280         (90,028)         (6,007)
FINANCING AND MISCELLANEOUS ACTIVITIES
Other cash provided:
   Capital and surplus paid in                          30,000              --              --
   Borrowed money                                      (71,400)         54,300         (27,100)
   Deposits and deposit-type contract funds and
      other liabilities without life or
      disability contingencies                          23,298              --              --
   Other sources                                        45,631          27,815          12,580
                                                    ------------------------------------------
                                                        27,529          82,115         (14,520)

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
FINANCING AND MISCELLANEOUS
  ACTIVITIES--(CONTINUED)
Other cash applied:
   Withdrawals on deposit-type contract funds
      and other liabilities without life or
      disability contingencies                      $   17,990      $       --      $       --
   Other applications                                   27,973          10,902          33,634
                                                    ------------------------------------------
                                                        45,963          10,902          33,634
                                                    ------------------------------------------
Net cash provided by (used in) financing
  activities                                           (18,434)         71,213         (48,154)
                                                    ------------------------------------------
Increase (decrease) in cash and short-term
  investments                                          115,615           1,533         (49,876)
Cash and short-term investments at beginning of
  year                                                  25,465          23,932          73,808
                                                    ------------------------------------------
Cash and short-term investments at end of year      $  141,080      $   25,465      $   23,932
                                                    ==========================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written are done through an affiliated marketing organization.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

        Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

        All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

        Investment properties are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

        Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

        Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

        The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

        Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

        Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

        Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

        Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

        Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

        Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

        Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

        Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

        Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus. Common stocks of the Company's wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2001, 2000, and 1999, net realized capital gains (losses) of $367, $(276), and $(67), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,440, $1,656, and $1,751 for the years ended December 31, 2001, 2000, and 1999, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2001, 2000, and 1999, with respect to such practices.

PREMIUMS AND ANNUITY CONSIDERATIONS

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident, and health premiums were recognized as revenue when due.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,208,884, $2,336,299, and $1,675,642 in 2001, 2000, and 1999, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

2.   ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

        Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

        Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

        Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

        Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

        Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

        Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                              DECEMBER 31
                                                 2001                             2000
                                      --------------------------      ----------------------------
                                       CARRYING                        CARRYING
                                        AMOUNT        FAIR VALUE        AMOUNT         FAIR VALUE
                                      ------------------------------------------------------------
ADMITTED ASSETS
Cash and short-term investments       $  141,080      $  141,080      $    25,465      $    25,465
Bonds                                     78,489          80,722           92,652           93,766
Common stocks, other than
  affiliates                                 472             472              352              352
Mortgage loans on real estate             13,821          14,263           14,041           14,422
Policy loans                             285,178         285,178          284,335          284,335
Separate account assets                8,093,342       8,093,342       10,190,653       10,190,653
LIABILITIES
Investment contract liabilities          352,341         347,665          298,279          291,457
Short-term note payable to
  affiliate                                   --              --           71,400           71,400
Separate account annuity
  liabilities                          5,792,373       5,709,486        7,305,380        7,142,011

4.   INVESTMENTS

The carrying amount and estimated fair value of investments in bonds are as follows:

                                                             GROSS           GROSS         ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED        FAIR
                                              AMOUNT         GAINS           LOSSES          VALUE
                                             -------------------------------------------------------
DECEMBER 31, 2001
Bonds:
   United States Government and agencies     $ 4,363         $  173          $   --         $ 4,536
   State, municipal and other government       1,480            135              --           1,615
   Public utilities                           12,048            306              --          12,354
   Industrial and miscellaneous               39,429          2,470           1,358          40,541
   Mortgage and other asset-backed
     securities                               21,169            507              --          21,676
                                             -------------------------------------------------------
Total bonds                                  $78,489         $3,591          $1,358         $80,722
                                             =======================================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


                                                             GROSS           GROSS         ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED        FAIR
                                              AMOUNT         GAINS           LOSSES          VALUE
                                             -------------------------------------------------------
DECEMBER 31, 2000
Bonds:
   United States Government and agencies     $ 4,580         $   78          $   15         $ 4,643
   State, municipal and other government       1,478             85              --           1,563
   Public utilities                           13,061             75             159          12,977
   Industrial and miscellaneous               42,482          1,673             811          43,344
   Mortgage and other asset-backed
     securities                               31,051            416             228          31,239
                                             -------------------------------------------------------
Total bonds                                  $92,652         $2,327          $1,213         $93,766
                                             =======================================================

The carrying amount and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                              ESTIMATED
                                                                CARRYING        FAIR
                                                                 AMOUNT         VALUE
                                                                -----------------------
Due in one year or less                                         $ 7,305        $ 7,408
Due one through five years                                       28,415         29,555
Due five through ten years                                       15,628         16,649
Due after ten years                                               5,972          5,434
                                                                -----------------------
                                                                 57,320         59,046
Mortgage and other asset-backed securities                       21,169         21,676
                                                                -----------------------
                                                                $78,489        $80,722
                                                                =======================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


A detail of net investment income is presented below:

                                                                 YEAR ENDED DECEMBER 31
                                                             2001         2000         1999
                                                            ---------------------------------
Interest on bonds                                           $ 7,050      $ 8,540      $12,094
Dividends from common stock of affiliated entities           18,495       26,453       18,555
Interest on mortgage loans                                    1,130          776          746
Rental income on investment properties                        6,903        6,034        5,794
Interest on policy loans                                     17,746       14,372        9,303
Other investment income                                         (51)           1          414
                                                            ---------------------------------
Gross investment income                                      51,273       56,176       46,906
Investment expenses                                          (6,849)      (8,309)      (7,317)
                                                            ---------------------------------
Net investment income                                       $44,424      $47,867      $39,589
                                                            =================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                            2001         2000          1999
                                                           ----------------------------------
Proceeds                                                   $29,163      $45,079      $114,177
                                                           ==================================
Gross realized gains                                       $   637      $   117      $  1,762
Gross realized losses                                           --          480         1,709
                                                           ----------------------------------
Net realized gains (losses)                                $   637      $  (363)     $     53
                                                           ==================================

At December 31, 2001, bonds with an aggregate carrying value of $4,094 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                         REALIZED
                                                               -----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2001        2000        1999
                                                               -----------------------------
Bonds                                                          $ 637      $  (363)     $  53
Other invested assets                                             --       (1,115)        18
                                                               -----------------------------
                                                                 637       (1,478)        71
Tax benefit (expense)                                           (170)         346       (854)
Transfer to interest maintenance reserve                        (367)         276         67
                                                               -----------------------------
Net realized gains (losses)                                    $ 100      $  (856)     $(716)
                                                               =============================

                                                                   CHANGES IN UNREALIZED
                                                              -------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2001         2000        1999
                                                              -------------------------------
Other invested assets                                         $(2,926)     $   --      $   --
Common stocks                                                   1,559       2,002       1,426
Mortgage loans on real estate                                      86        (431)         (5)
                                                              -------------------------------
Change in unrealized                                          $(1,281)     $1,571      $1,421
                                                              ===============================

Gross unrealized gains (losses) on common stocks were as follows:

                                                                    UNREALIZED
                                                                ------------------
                                                                   DECEMBER 31
                                                                 2001        2000
                                                                ------------------
Unrealized gains                                                $5,930      $4,040
Unrealized losses                                                 (400)        (69)
                                                                ------------------
Net unrealized gains                                            $5,530      $3,971
                                                                ==================

During 2001, the Company did not issue any mortgage loans. During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2001, 2000, and 1999, no mortgage loans were foreclosed and transferred to real estate. During 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $135 and $-0-, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

5.   REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
Direct premiums                                     $1,369,720      $2,385,134      $1,748,265
Reinsurance ceded                                      (91,205)        (88,767)        (59,011)
                                                    ------------------------------------------
Net premiums earned                                 $1,278,515      $2,296,367      $1,689,254
                                                    ==========================================

The Company received reinsurance recoveries in the amount of $12,337, $8,856, and $4,916 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $6,065 and $2,337, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $63,758 and $5,128, respectively.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

6.   INCOME TAXES

The Company's net deferred tax asset is comprised of the following components:

                                                                DECEMBER 31,      JANUARY 1,
                                                                    2001             2001
                                                                ----------------------------
Gross deferred income tax assets                                  $162,669         $82,191
Gross deferred income tax liabilities                               95,916           3,705
Deferred income tax assets nonadmitted                              58,309          65,790
                                                                ----------------------------
Net admitted deferred income tax asset                            $  8,444         $12,696
                                                                ============================

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The main components of deferred tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:

                                                      DECEMBER 31,      JANUARY 1,        NET
                                                          2001             2001         CHANGE
                                                      -----------------------------------------
Deferred income tax assets:
   sec.807(f) adjustment                                $  1,977         $ 2,360        $  (383)
   Pension expenses                                        2,422           1,850            572
   Tax basis deferred acquisition costs                   76,692          69,122          7,570
   Reserves                                               74,569           2,316         72,253
   Other                                                   7,009           6,543            466
                                                       ----------------------------------------
Total deferred income tax assets                        $162,669         $82,191        $80,478
                                                       ----------------------------------------
                                                       ----------------------------------------
Deferred income tax assets -- nonadmitted               $ 58,309         $65,790        $(7,481)
Deferred income tax liabilities:
   sec.807(f) adjustment -- liabilities                   91,560             427         91,133
   Other                                                   4,356           3,278          1,078
                                                       ----------------------------------------
Total deferred income tax liabilities                   $ 95,916         $ 3,705        $92,211
                                                       ----------------------------------------
                                                       ----------------------------------------

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

6.   INCOME TAXES--(CONTINUED)


Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                     DECEMBER 31
                                                           2001          2000          1999
                                                         ------------------------------------
Income tax expense (benefit) computed at the federal
   statutory rate (35%)                                  $(19,606)     $(19,988)     $ 17,231
Deferred acquisition costs -- tax basis                     7,570        14,725        11,344
Amortization of IMR                                          (504)         (580)         (613)
Depreciation                                                   (6)         (426)         (727)
Dividends received deduction                               (8,705)      (12,805)      (10,784)
Low income housing credits                                 (1,944)           --            --
Prior year under (over) accrual                             3,340           560        (3,167)
Reinsurance transactions                                    4,148            --            --
Reserves                                                   19,541           123        (2,272)
Other                                                        (334)          921           804
                                                         ------------------------------------
Federal income tax expense (benefit)                     $  3,500      $(17,470)     $ 11,816
                                                         ====================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. Tax settlements for 2000 and 1999 were credited directly to unassigned surplus.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

7.   POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                   DECEMBER 31
                                                        2001                          2000
                                              ------------------------      ------------------------
                                                              PERCENT          2000         PERCENT
                                                AMOUNT        OF TOTAL        AMOUNT        OF TOTAL
                                              ------------------------------------------------------
Subject to discretionary withdrawal with
  market value adjustment                     $   11,429          0%        $   11,999          0%
Subject to discretionary withdrawal at
  book value less surrender charge               102,240          2             72,456          1
Subject to discretionary withdrawal at
  market value                                 5,641,756         93          7,305,182         96
Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                   294,012          5            210,648          3
Not subject to discretionary withdrawal           14,654          0             15,753          0
                                              ------------------------      ------------------------
                                               6,064,091        100%         7,616,038        100%
                                                                ===                           ===
Less reinsurance ceded                            60,224                         2,145
                                              ----------                    ----------
Total policy reserves on annuities and
  deposit fund liabilities                    $6,003,867                    $7,613,893
                                              ==========                    ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
Transfers as reported in the summary of
   operations of the separate accounts
   statement:
      Transfers to separate accounts                $1,208,884      $2,336,299      $1,675,642
      Transfers from separate accounts               1,107,157       1,268,865       1,056,207
                                                    ------------------------------------------
Net transfers to separate accounts                     101,727       1,067,434         619,435
Change in valuation adjustment                          98,321              --              --
Other                                                   16,749             779           6,163
                                                    ------------------------------------------
Transfers as reported in the summary of
   operations of the life, accident and health
   annual statement                                 $  216,797      $1,068,213      $  625,598
                                                    ==========================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

7.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)


At December 31, 2001, the Company had variable annuities with guaranteed living benefits as follows:

                                                               SUBJECTED         AMOUNT OF
BENEFIT AND TYPE OF RISK                                     ACCOUNT VALUE      RESERVE HELD
--------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                               $75,101             $19

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                                                              GROSS       LOADING       NET
                                                              -------------------------------
DECEMBER 31, 2001
Ordinary direct renewal business                              $1,439       $407        $1,032
Ordinary new business                                            200         (5)          205
                                                              -------------------------------
                                                              $1,639       $402        $1,237
                                                              ===============================
DECEMBER 31, 2000
Ordinary direct renewal business                              $  991       $220        $  771
Ordinary new business                                            133         (4)          137
                                                              -------------------------------
                                                              $1,124       $216        $  908
                                                              ===============================

8.   CONVERSION OF VALUATION SYSTEM

During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

9.   DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

9.   DIVIDEND RESTRICTIONS--(CONTINUED)


may not be paid, without prior regulatory approval, in excess of the greater of
(a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $24,523.

10.   CAPITAL AND SURPLUS

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies that do business in the state to have capital stock of at least $2,500.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

11. SALES, TRANSFER, AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

During 2001, the Company sold $17,515 of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.   RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,634, $1,224, and $1,105 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

12.   RETIREMENT AND COMPENSATION PLANS--(CONTINUED)


and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $1,100, $930, and $816 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $233, $108, and $81 for the years ended December 31, 2001, 2000, and 1999, respectively.

0110-0237837

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
                   Western Reserve Life Assurance Co. of Ohio

         Notes to Financial Statements -- Statutory Basis--(Continued)
                             (Dollars in Thousands)

13.   RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $16,904, $19,248, and $16,905, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2001, 2000, and 1999, the Company received $6,752, $4,665, and $3,755, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $945, $2,262, and $1,997, respectively, to affiliates.

The Company received capital contributions of $30,000 from its parent in 2001.

At December 31, 2000, the Company had short-term note payables to an affiliate of $71,400. Interest on these notes approximated the thirty-day commercial paper rate at the time of issuance.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2001 and 2000, the cash surrender value of these policies was $52,254 and $49,787, respectively.

14.   COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation

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
                   Western Reserve Life Assurance Co. of Ohio

         Notes to Financial Statements -- Statutory Basis--(Continued)
                             (Dollars in Thousands)

14.   COMMITMENTS AND CONTINGENCIES--(CONTINUED)


has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,425 and $3,438 and an offsetting premium tax benefit of $764 and $777 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $13, $(9), and $(20) for the years ended December 31, 2001, 2000, and 1999, respectively.

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                                       77

                   Western Reserve Life Assurance Co. of Ohio

                      Summary of Investments -- Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                   AMOUNT AT
                                                                                     WHICH
                                                                     FAIR        SHOWN IN THE
TYPE OF INVESTMENT                                    COST(1)        VALUE       BALANCE SHEET
----------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and government
      agencies and authorities                        $  4,681      $ 4,868        $  4,681
   States, municipalities, and political
      subdivisions                                       3,380        3,620           3,380
   Public utilities                                     12,048       12,354          12,048
   All other corporate bonds                            58,380       59,880          58,380
                                                      ----------------------------------------
Total fixed maturities                                  78,489       80,722          78,489
EQUITY SECURITIES
Common stocks (unaffiliated):
   Industrial, miscellaneous, and all other                302          472             472
                                                      ----------------------------------------
Total equity securities                                    302          472             472
Mortgage loans on real estate                           13,821                       13,821
Real estate                                             43,520                       43,520
Policy loans                                           285,178                      285,178
Cash and short-term investments                        141,080                      141,080
Other invested assets                                   19,558                       19,558
                                                      --------                     --------
Total investments                                     $581,948                     $582,118
                                                      ========                     ========

(1)Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

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

                   Western Reserve Life Assurance Co. of Ohio

                      Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                 BENEFITS,
                                                                                  CLAIMS,
                         FUTURE POLICY   POLICY AND                    NET       LOSSES AND     OTHER
                         BENEFITS AND     CONTRACT      PREMIUM     INVESTMENT   SETTLEMENT   OPERATING
                           EXPENSES      LIABILITIES    REVENUE      INCOME*      EXPENSES    EXPENSES*
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  2001
Individual life            $386,965        $14,219     $  652,626    $14,014     $  167,912   $216,211
Group life                   12,222            135            772        731          1,226        535
Annuity                     336,587              4        625,117     29,679        802,630     89,355
                         ------------------------------------------------------------------------------
                           $735,774        $14,358     $1,278,515    $44,424     $  971,768   $306,101
                         ------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  2000
Individual life            $389,458        $13,349     $  741,090    $13,430     $  267,540   $310,243
Group life                   11,237            100            847        936          1,413        580
Annuity                     259,199             25      1,554,430     33,501        814,734    149,541
                         ------------------------------------------------------------------------------
                           $659,894        $13,474     $2,296,367    $47,867     $1,083,687   $460,364
                         ------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  1999
Individual life            $291,106        $ 9,152     $  583,656    $10,754     $  178,237   $261,284
Group life                   11,032            100          1,073        706          1,437        599
Annuity                     268,864             17      1,104,525     28,129        651,520    116,006
                         ------------------------------------------------------------------------------
                           $571,002        $ 9,269     $1,689,254    $39,589     $  831,194   $377,889
                         ------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

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                                       79

                   Western Reserve Life Assurance Co. of Ohio

                                  Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                              ASSUMED                    PERCENTAGE OF
                                               CEDED TO        FROM                         AMOUNT
                                  GROSS          OTHER         OTHER          NET           ASSUMED
                                 AMOUNT        COMPANIES     COMPANIES      AMOUNT          TO NET
                               -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
   2001
Life insurance in force        $78,786,575    $17,837,374       $--       $60,949,201         0.0%
                               =======================================================================
Premiums:
   Individual life             $   684,987    $    32,361       $--       $   652,626         0.0%
   Group life                        1,030            258        --               772         0.0
   Annuity                         683,703         58,586        --           625,117         0.0
                               -----------------------------------------------------------------------
                               $ 1,369,720    $    91,205       $--       $ 1,278,515         0.0%
                               =======================================================================
YEAR ENDED DECEMBER 31,
   2000
Life insurance in force        $76,903,969    $14,753,778       $--       $62,150,191         0.0%
                               =======================================================================
Premiums:
   Individual life             $   774,550    $    33,460       $--       $   741,090         0.0%
   Group life                        1,100            253        --               847         0.0
   Annuity                       1,609,484         55,054        --         1,554,430         0.0
                               -----------------------------------------------------------------------
                               $ 2,385,134    $    88,767       $--       $ 2,296,367         0.0%
                               =======================================================================
YEAR ENDED DECEMBER 31,
   1999
Life insurance in force        $63,040,741    $11,297,250       $--       $51,743,491         0.0%
                               =======================================================================
Premiums:
   Individual life             $   604,628    $    20,972       $--       $   583,656         0.0%
   Group life                        1,383            310        --             1,073         0.0
   Annuity                       1,142,254         37,729        --         1,104,525         0.0
                               -----------------------------------------------------------------------
                               $ 1,748,265    $    59,011       $--       $ 1,689,254         0.0%
                               =======================================================================

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